Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	MPEL
Entity Registrant Name	MELCO CROWN ENTERTAINMENT LTD
Entity Central Index Key	0001381640
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,653,101,002

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 1,158,024	$ 441,923
Restricted cash		167,286
Accounts receivable, net (Note 3)	306,500	259,521
Amounts due from affiliated companies (Note 20(a))	1,846	1,528
Amount due from a shareholder (Note 20(d))	6
Income tax receivable		198
Inventories	15,258	14,990
Prepaid expenses and other current assets	23,882	15,026
Total current assets	1,505,516	900,472
PROPERTY AND EQUIPMENT, NET (Note 4)	2,655,429	2,671,895
GAMING SUBCONCESSION, NET (Note 5)	599,505	656,742
INTANGIBLE ASSETS, NET (Note 6)	4,220	4,220
GOODWILL (Note 6)	81,915	81,915
LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS (Note 7)	72,858	95,629
RESTRICTED CASH (Note 11)	364,807
DEFERRED TAX ASSETS (Note 15)	24	25
DEFERRED FINANCING COSTS	42,738	45,387
LAND USE RIGHTS, NET (Note 8)	942,968	428,155
TOTAL	6,269,980	4,884,440
CURRENT LIABILITIES
Accounts payable (Note 9)	12,023	8,880
Accrued expenses and other current liabilities (Note 10)	588,719	462,084
Income tax payable	1,240	934
Current portion of long-term debt (Note 11)		202,997
Amounts due to affiliated companies (Note 20(b))	1,137	673
Amounts due to shareholders (Note 20(d))		36
Total current liabilities	603,119	675,604
LONG-TERM DEBT (Note 11)	2,325,980	1,521,251
OTHER LONG-TERM LIABILITIES (Note 12)	27,900	6,496
DEFERRED TAX LIABILITIES (Note 15)	70,028	18,010
LOANS FROM SHAREHOLDERS (Note 20(c))		115,647
LAND USE RIGHTS PAYABLE (Note 19(c))	55,301	24,241
COMMITMENTS AND CONTINGENCIES (Note 19)
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 and 2,500,000,000 shares as of December 31, 2011 and 2010 and issued - 1,653,101,002 and 1,605,658,111 shares as of December 31, 2011 and 2010, respectively (Note 14))	16,531	16,056
Treasury shares, at US$0.01 par value per share (10,552,328 and 8,409,186 shares as of December 31, 2011 and 2010, respectively (Note 14))	(106)	(84)
Additional paid-in capital	3,223,274	3,095,730
Accumulated other comprehensive losses	(1,034)	(11,345)
Accumulated losses	(282,510)	(577,166)
Total Melco Crown Entertainment Limited shareholders' equity	2,956,155	2,523,191
Noncontrolling interests	231,497
Total equity	3,187,652	2,523,191
TOTAL	$ 6,269,980	$ 4,884,440

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	2,500,000,000
Ordinary shares, issued	1,653,101,002	1,605,658,111
Treasury shares, par value	$ 0.01	$ 0.01
Treasury shares, shares	10,552,328	8,409,186

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING REVENUES
Casino	$ 3,679,423	$ 2,550,542	$ 1,304,634
Rooms	103,009	83,718	41,215
Food and beverage	61,840	56,679	28,180
Entertainment, retail and others	86,167	32,679	11,877
Gross revenues	3,930,439	2,723,618	1,385,906
Less: promotional allowances	(99,592)	(81,642)	(53,033)
Net revenues	3,830,847	2,641,976	1,332,873
OPERATING COSTS AND EXPENSES
Casino	(2,698,981)	(1,949,024)	(1,130,302)
Rooms	(18,247)	(16,132)	(6,357)
Food and beverage	(34,194)	(32,898)	(16,853)
Entertainment, retail and others	(58,404)	(19,776)	(4,004)
General and administrative	(220,224)	(199,830)	(130,986)
Pre-opening costs	(2,690)	(18,648)	(91,882)
Development costs	(1,110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(34,401)	(19,522)	(18,395)
Depreciation and amortization	(259,224)	(236,306)	(141,864)
Property charges and others	(1,025)	(91)	(7,040)
Total operating costs and expenses	(3,385,737)	(2,549,464)	(1,604,920)
OPERATING INCOME (LOSS)	445,110	92,512	(272,047)
NON-OPERATING EXPENSES
Interest income	4,131	404	498
Interest expenses, net of capitalized interest	(113,806)	(93,357)	(31,824)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses (Note 12)	(4,310)
Change in fair value of interest rate swap agreements	3,947
Amortization of deferred financing costs	(14,203)	(14,302)	(5,974)
Loan commitment fees	(1,411)	3,811	(2,253)
Foreign exchange (loss) gain, net	(1,771)	3,563	491
Other income, net	3,664	1,074	2,516
Listing expenses	(8,950)
Loss on extinguishment of debt (Note 11)	(25,193)
Costs associated with debt modification		(3,310)
Total non-operating expenses	(157,902)	(102,117)	(36,546)
INCOME (LOSS) BEFORE INCOME TAX	287,208	(9,605)	(308,593)
INCOME TAX CREDIT (EXPENSE) (Note 15)	1,636	(920)	132
NET INCOME (LOSS)	288,844	(10,525)	(308,461)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	5,812
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$ 294,656	$ (10,525)	$ (308,461)
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.184	$ (0.007)	$ (0.21)
Diluted	$ 0.182	$ (0.007)	$ (0.21)
WEIGHTED AVERAGE SHARES USED IN NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,604,213,324	1,595,552,022	1,465,974,019
Diluted	1,616,854,682	1,595,552,022	1,465,974,019

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data		Total	Common Shares	Treasury Shares		Additional Paid-in Capital	Accumulated Other Comprehensive Losses	Accumulated Losses	Comprehensive (Loss) Income	Non controlling Interests
BEGINNING BALANCE at Dec. 31, 2008		$ 2,408,604	$ 13,216	$ (4)		$ 2,689,257	$ (35,685)	$ (258,180)
BEGINNING BALANCE (in shares) at Dec. 31, 2008			1,321,550,399	(385,180)	[1]
Net income (loss) for the year		(308,461)						(308,461)	(308,461)
Foreign currency translation adjustment		(11)					(11)		(11)
Change in fair value of interest rate swap agreements		6,662					6,662		6,662
Total comprehensive income (loss)		(301,810)							(301,810)
Share-based compensation (Note 16)		11,807				11,807
Shares issued, net of offering expenses (Note 14) (in shares)			263,155,335
Shares issued, net of offering expenses (Note 14)		383,529	2,631			380,898
Shares issued upon restricted shares vested (Note 14) (in shares)			8,297,110
Shares issued upon restricted shares vested (Note 14)		6,914	83			6,831
Shares issued for future vesting of restricted shares (Note 14) (in shares)			2,614,706	(2,614,706)	[1]
Shares issued for future vesting of restricted shares (Note 14)			26	(26)
Issuance of shares for restricted shares vested (Note 14) (in shares)	[1]			2,528,319
Issuance of shares for restricted shares vested (Note 14)				25		(25)
ENDING BALANCE at Dec. 31, 2009		2,509,044	15,956	(5)		3,088,768	(29,034)	(566,641)
ENDING BALANCE (in shares) at Dec. 31, 2009			1,595,617,550	(471,567)	[1]
Net income (loss) for the year		(10,525)						(10,525)	(10,525)
Foreign currency translation adjustment		32					32		32
Change in fair value of interest rate swap agreements		17,657					17,657		17,657
Total comprehensive income (loss)		7,164							7,164
Share-based compensation (Note 16)		6,045				6,045
Shares issued upon restricted shares vested (Note 14) (in shares)			1,254,920
Shares issued upon restricted shares vested (Note 14)			12			(12)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14) (in shares)			8,785,641	(8,785,641)	[1]
Shares issued for future vesting of restricted shares and exercise of share options (Note 14)			88	(88)
Issuance of shares for restricted shares vested (Note 14) (in shares)	[1]			43,737
Issuance of shares for restricted shares vested (Note 14)				1		(1)
Exercise of share options (Note 14) (in shares)	[1]			804,285
Exercise of share options (Note 14)		938		8		930
ENDING BALANCE at Dec. 31, 2010		2,523,191	16,056	(84)		3,095,730	(11,345)	(577,166)
ENDING BALANCE (in shares) at Dec. 31, 2010			1,605,658,111	(8,409,186)	[1]
Net income (loss) for the year		288,844						294,656	294,656	(5,812)
Foreign currency translation adjustment		(149)					(149)		(149)
Change in fair value of interest rate swap agreements		6,111					6,111		6,111
Change in fair value of forward exchange rate contracts		39					39		39
Reclassification to earnings upon discontinuance of hedge accounting (Note 12)		4,310					4,310		4,310
Total comprehensive income (loss)		299,155							304,967	(5,812)
Acquisition of subsidiaries (Note 22)		237,309								237,309
Share-based compensation (Note 16)		8,624				8,624
Shares issued upon restricted shares vested (Note 14) (in shares)			310,575
Shares issued upon restricted shares vested (Note 14)			3			(3)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14) (in shares)			6,920,386	(6,920,386)	[1]
Shares issued for future vesting of restricted shares and exercise of share options (Note 14)			69	(69)
Issuance of shares for restricted shares vested (Note 14) (in shares)	[1]			941,648
Issuance of shares for restricted shares vested (Note 14)				9		(9)
Exercise of share options (Note 14) (in shares)	[1]			3,835,596
Exercise of share options (Note 14)		3,950		38		3,912
Issuance of shares for conversion of shareholders' loans (Note 14) (in shares)			40,211,930
Issuance of shares for conversion of shareholders' loans (Note 14)		115,423	403			115,020
ENDING BALANCE at Dec. 31, 2011		$ 3,187,652	$ 16,531	$ (106)		$ 3,223,274	$ (1,034)	$ (282,510)		$ 231,497
ENDING BALANCE (in shares) at Dec. 31, 2011			1,653,101,002	(10,552,328)	[1]

[1]	The treasury shares represent new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plan. These shares are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 288,844	$ (10,525)	$ (308,461)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	350,862	313,065	217,496
Amortization of deferred financing costs	14,203	14,302	5,974
Amortization of deferred interest expense	1,142
Amortization of discount on senior notes payable	723	417
Loss on disposal of property and equipment	426	176	640
Impairment loss recognized on property and equipment			3,137
Allowance for doubtful debts and direct write off	37,803	33,182	16,757
Loss on extinguishment of debt	25,193
Written off deferred financing costs on modification of debt		1,992
Share-based compensation	8,624	6,043	11,385
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	4,310
Change in fair value of interest rate swap agreements	(3,947)
Changes in operating assets and liabilities:
Accounts receivable	(69,741)	(45,795)	(209,025)
Amounts due from affiliated companies	(318)	(1,527)	649
Income tax receivable	265
Inventories	(268)	(5,565)	(6,081)
Prepaid expenses and other current assets	(9,359)	1,914	(4,107)
Long-term prepayment, deposits and other assets	379	180	(1,712)
Deferred tax assets	1	(25)	28
Accounts payable	3,143	64	6,225
Accrued expenses and other current liabilities	94,182	94,190	158,332
Income tax payable	238	(34)	(1,186)
Amounts due to affiliated companies	412	(689)	(1,220)
Amounts due to shareholders	(267)	11	25
Other long-term liabilities	777	326	321
Deferred tax liabilities	(2,967)	253	(1,434)
Net cash provided by (used in) operating activities	744,660	401,955	(112,257)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of subsidiaries	(290,058)
Changes in restricted cash	(185,992)	69,137	(168,142)
Acquisition of property and equipment	(90,268)	(197,385)	(937,074)
Payment for land use right	(15,271)	(29,802)	(30,559)
Deposits for acquisition of property and equipment	(3,962)	(5,224)	(2,712)
Payment for entertainment production costs	(70)	(27,116)	(21,735)
Proceeds from sale of property and equipment	233	80	3,730
Refund of deposit for acquisition of land interest			12,853
Net cash used in investing activities	(585,388)	(190,310)	(1,143,639)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt	(117,076)	(551,402)
Payment of deferred financing costs	(36,135)	(22,944)	(870)
Proceeds from long-term debt	706,556	592,026	270,691
Proceeds from exercise of share options	4,565
Proceeds from issue of share capital			383,529
Net cash provided by financing activities	557,910	17,680	653,350
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	(1,081)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	716,101	229,325	(602,546)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	441,923	212,598	815,144
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,158,024	441,923	212,598
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest (net of capitalized interest)	(111,656)	(85,183)	(27,978)
Cash paid for tax (net of refunds)	(827)	(726)	(2,457)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Construction costs and property and equipment funded through accrued expenses and other current liabilities	14,630	16,885	91,648
Land use right cost funded through accrued expenses and other current liabilities		80	22,462
Costs of property and equipment funded through amounts due to affiliated companies	52		4,427
Deferred financing costs funded through accrued expenses and other current liabilities	778	240
Provision of bonus funded through restricted shares issued and vested			6,914
Acquisition of subsidiaries funded through accrued expenses and other current liabilities and other long-term liabilities	48,473
Settlement of shareholders' loans through issuance of shares	$ 115,442

COMPANY INFORMATION	12 Months Ended
Dec. 31, 2011
COMPANY INFORMATION
1.	COMPANY INFORMATION

Melco Crown Entertainment Limited (the “Company”) was incorporated in the Cayman Islands on December 17, 2004 and completed an initial public offering of its ordinary shares in the United States of America in December 2006. The Company’s American depository shares (“ADS”) are traded on the NASDAQ Global Select Market under the symbol “MPEL”. On December 7, 2011, the Company completed a dual primary listing in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”) and listed its ordinary shares on the Main Board of The Stock Exchange of Hong Kong Limited (“SEHK”) by way of introduction, under the stock code of “6883”.

The Company together with its subsidiaries (collectively referred to as the “Group”) is a developer, owner and, through its indirect subsidiary, Melco Crown Gaming (Macau) Limited (“Melco Crown Gaming”), operator of casino gaming and entertainment resort facilities focused on the Macau Special Administrative Region of the People’s Republic of China (“Macau”) market. The Group currently owns and operates City of Dreams — an integrated resort development which opened in June 2009, Taipa Square Casino which opened in June 2008, Altira Macau (formerly known as Crown Macau) — a casino and hotel resort which opened in May 2007, and Mocha Clubs — non-casino-based operations of electronic gaming machines which have been in operation since September 2003. The Group also holds Studio City — an integrated resort comprising entertainment, retail and gaming facilities to be developed in Macau.

As of December 31, 2011 and 2010, the major shareholders of the Company are Melco International Development Limited (“Melco”), a company listed in Hong Kong, and Crown Limited (“Crown”), an Australian-listed corporation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

(c)	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell the asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Group estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

(d)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Cash and cash equivalents are placed with financial institutions with high-credit ratings and quality.

(e)	Restricted Cash

The current portion of restricted cash consists of cash deposited into bank accounts restricted for repayment of the Group’s senior secured credit facility (the “City of Dreams Project Facility”) and payment of City of Dreams project costs in accordance with the City of Dreams Project Facility. The non-current portion of restricted cash represents RMB2,300,000,000 3.75% bonds, due 2013 (the “RMB Bonds”) proceeds deposited into a bank account for securing a long-term deposit-linked loan facility (the “Deposit-Linked Loan”) as disclosed in Note 11.

(f)	Accounts Receivable and Credit Risk

Financial instruments that are potentially subject the Group to concentrations of credit risk consist principally of casino receivables. The Group issues credit in the form of markers to approved casino customers following investigations of creditworthiness including its gaming promoters in Macau which receivable can be offset against commissions payable and any other value items held by the Group to the respective customer and for which the Group intends to set-off when required. As of December 31, 2011 and 2010, a substantial portion of the Group’s markers were due from customers residing in foreign countries. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.

Accounts receivable, including casino, hotel, and other receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems it is probable the receivable is uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful debts is maintained to reduce the Group’s receivables to their carrying amounts, which approximates fair value. The allowance is estimated based on specific review of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions. Management believes that as of December 31, 2011 and 2010, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

(g)	Inventories

Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or market value. Cost is calculated using the first-in, first-out, average and specific identification methods. Write downs of potentially obsolete or slow-moving inventory are recorded based on management’s specific analysis of inventory.

(h)	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Impairment losses and gains or losses on dispositions of property and equipment are included in operating income (loss). Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

During the construction and development stage of the Group’s casino gaming and entertainment resort facilities, direct and incremental costs related to the design and construction, including costs under the construction contracts, duties and tariffs, equipment installation, shipping costs, payroll and payroll-benefit related costs, depreciation of plant and equipment used, applicable portions of interest and amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activity is suspended for more than a brief period.

Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as casino gaming and entertainment resort facilities are completed and opened.

Property and equipment and other long-lived assets with a finite useful life are depreciated and amortized on a straight-line basis over the asset’s estimated useful life. Estimated useful lives are as follows:

Classification	Estimated Useful Life
Buildings	7 to 25 years or over the term of the land use right agreement, whichever is shorter
Furniture, fixtures and equipment	2 to 10 years
Plant and gaming machinery	3 to 5 years
Leasehold improvements	10 years or over the lease term, whichever is shorter
Motor vehicles	5 years

(i)	Capitalization of Interest and Amortization of Deferred Financing Costs

Interest and amortization of deferred financing costs incurred on funds used to construct the Group’s casino gaming and entertainment resort facilities during the active construction period are capitalized. Interest subject to capitalization primarily includes interest paid or payable on loans from shareholders, the City of Dreams Project Facility, interest rate swap agreements, $600,000 10.25% senior notes, due 2018 (the “Senior Notes”), the RMB Bonds, the Deposit-Linked Loan and the City of Dreams Project Facility amended on June 30, 2011 (the “2011 Credit Facilities”). The capitalization of interest and amortization of deferred financing costs ceases once a project is substantially complete or development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted-average interest rate of the Group’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives. Total interest expenses incurred amounted to $116,963, $105,180 and $82,310, of which $3,157, $11,823 and $50,486 were capitalized for the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, amortization of deferred financing costs of nil, nil and $4,414 were capitalized for the years ended December 31, 2011, 2010 and 2009, respectively.

(j)	Gaming Subconcession, Net

The gaming subconcession is capitalized based on the fair value of the gaming subconcession agreement as of the date of acquisition of Melco Crown Gaming in 2006, and amortized using the straight-line method over the term of agreement which is due to expire in June 2022.

(k)	Goodwill and Intangible Assets, Net

Goodwill represents the excess of acquisition cost over the fair value of tangible and identifiable intangible net assets of any business acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when circumstances indicate that the carrying value of goodwill may not be recoverable. An impairment loss is recognized in an amount equal to the excess of the carrying amount over the implied fair value.

Intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite in which case they are not amortized. Intangible assets are carried at cost, less accumulated amortization. The Group’s finite-lived intangible asset consists of the gaming subconcession. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives. The Group’s intangible assets with indefinite lives represent Mocha Clubs trademarks, which are tested for impairment on an annual basis or when circumstances indicate that the carrying value of the intangible assets may not be recoverable.

(l)	Impairment of Long-Lived Assets (Other Than Goodwill)

The Group evaluates the recoverability of long-lived assets with finite lives whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds its fair value. During the year ended December 31, 2009, an impairment loss amounting to $282 was recognized to write off gaming equipment due to the reconfiguration of the casino at Altira Macau to meet the evolving demands of gaming patrons and target specific segments, and an impairment loss amounting to $2,855 was recognized to write off the construction in progress carried out at the Macau Peninsula site following termination of the related acquisition agreement. These impairment losses were included in “Property Charges and Others” in the consolidated statements of operations.

(m)	Deferred Financing Costs

Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized over the terms of the related debt agreements using the effective interest method. Approximately $14,203, $14,302 and $10,388 were amortized during the years ended December 31, 2011, 2010 and 2009, respectively, of which a portion was capitalized as mentioned in Note 2(i).

(n)	Land Use Rights, Net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the estimated lease term of the land on a straight-line basis.

(o)	Revenue Recognition and Promotional Allowances

The Group recognizes revenue at the time persuasive evidence of an arrangement exists, the service is provided or the retail goods are sold, prices are fixed or determinable and collection is reasonably assured.

Casino revenues are measured by the aggregate net difference between gaming wins and losses less accruals for the anticipated payouts of progressive slot jackpots, with liabilities recognized for funds deposited by customers before gaming play occurs and for chips in the customers’ possession.

The Group follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for operations of Taipa Square Casino and Grand Hyatt Macau hotel. For the operations of Taipa Square Casino, given the Group operates the casino under a right to use agreement with the owner of the casino premises and has full responsibility for the casino operations in accordance with its gaming subconcession, it is the principal and casino revenue is therefore recognized on a gross basis. For the operations of Grand Hyatt Macau hotel, the Group is the owner of the hotel property, and the hotel manager operates the hotel under a management agreement providing management services to the Group, and the Group receives all rewards and takes substantial risks associated with the hotel business, it is the principal and the transactions of the hotel are therefore recognized on a gross basis.

Rooms, food and beverage, entertainment, retail and other revenues are recognized when services are performed. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customer. Minimum operating and right to use fee, adjusted for contractual base fee and operating fee escalations, are included in entertainment, retail and other revenues and are recognized on a straight-line basis over the terms of the related agreement.

Revenues are recognized net of certain sales incentives which are required to be recorded as a reduction of revenue; consequently, the Group’s casino revenues are reduced by discounts, commissions and points earned in customer loyalty programs, such as the player’s club loyalty program.

The retail value of rooms, food and beverage, entertainment, retail and other services furnished to guests without charge is included in gross revenues and then deducted as promotional allowances. The estimated cost of providing such promotional allowances for the years ended December 31, 2011, 2010 and 2009 is reclassified from rooms costs, food and beverage costs, entertainment, retail and other services costs and is included in casino expenses as follows:

	Year Ended December 31,
	2011	2010	2009
Rooms	$12,696	$10,395	$6,778
Food and beverage	28,653	27,870	17,296
Entertainment, retail and others	6,510	5,545	3,448

	$47,859	$43,810	$27,522

(p)	Point-loyalty Programs

The Group operates different loyalty programs in certain of its properties to encourage repeat business from loyal slot machine customers and table games patrons. Members earn points based on gaming activity and such points can be redeemed for free play and other free goods and services. The Group accrues for loyalty program points expected to be redeemed for cash and free play as a reduction to gaming revenue and accrues for loyalty program points expected to be redeemed for free goods and services as casino expense. The accruals are based on management’s estimates and assumptions regarding the redemption value, age and history with expiration of unused points resulting in a reduction of the accruals.

(q)	Gaming Tax

The Group is subject to taxes based on gross gaming revenue in Macau. These gaming taxes are determined from an assessment of the Group’s gaming revenue and are recorded as an expense within the “Casino” line item in the consolidated statements of operations. These taxes totaled $1,948,652, $1,362,007 and $737,485 for the years ended December 31, 2011, 2010 and 2009, respectively.

(r)	Pre-opening Costs

Pre-opening costs, consist primarily of marketing expenses and other expenses related to new or start-up operations and are expensed as incurred. The Group incurred pre-opening costs in connection with Studio City since its acquisition by the Group in July 2011 as disclosed in Note 22 and City of Dreams prior to its opening in June 2009, and continues to incur such costs related to the remaining portion of City of Dreams, Studio City and other one-off activities related to the marketing of new facilities and operations.

(s)	Advertising Expenses

The Group expenses all advertising costs as incurred. Advertising costs incurred during development periods are included in pre-opening costs. Once a project is completed, advertising costs are mainly included in general and administrative expenses. Total advertising costs were $31,556, $45,267 and $29,018 for the years ended December 31, 2011, 2010 and 2009, respectively.

(t)	Foreign Currency Transactions and Translations

All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statements of operations.

The functional currencies of the Company and its major subsidiaries are the United States dollars and Hong Kong dollars or the Macau Patacas, respectively. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive (loss) income.

(u)	Share-based Compensation Expenses

The Group issued restricted shares and share options under its share incentive plan during the years ended December 31, 2011, 2010 and 2009.

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes that cost over the service period. Compensation is attributed to the periods of associated service and such expense is being recognized on a straight-line basis over the vesting period of the awards. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate.

Further information on the Group’s share-based compensation arrangements is included in Note 16.

(v)	Income Tax

The Group is subject to income taxes in Hong Kong, Macau, the United States of America and other jurisdictions where it operates.

Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Group assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations.

(w)	Net income (loss) attributable to the Company per share

Basic net income (loss) attributable to the Company per share is calculated by dividing the net income (loss) attributable to the Company by the weighted-average number of ordinary shares outstanding during the year.

Diluted net income (loss) attributable to the Company per share is calculated by dividing the net income (loss) attributable to the Company by the weighted-average number of ordinary shares outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards.

The weighted-average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income (loss) attributable to the Company per share consisted of the following:

	Year Ended December 31,
	2011	2010	2009
Weighted-average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to the Company per share	1,604,213,324	1,595,552,022	1,465,974,019
Incremental weighted-average number of ordinary shares from assumed exercise of restricted shares and share options using the treasury stock method	12,641,358	—	—

Weighted-average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to the Company per share	1,616,854,682	1,595,552,022	1,465,974,019

During the year ended December 31, 2011, 5,547,036 outstanding share options as at December 31, 2011 were excluded from the computation of diluted net income attributable to the Company per share as their effect would have been anti-dilutive. During the years ended December 31, 2010 and 2009, the Company had securities which would potentially dilute basic net loss attributable to the Company per share in the future, but which were excluded from the computation of diluted net loss attributable to the Company per share as their effect would have been anti-dilutive. Such outstanding securities consist of restricted shares and share options which result in an incremental weighted-average number of 9,377,509 and 13,931,088 ordinary shares from the assumed conversion/exercise of these restricted shares and share options using the treasury stock method for the years ended December 31, 2010 and 2009, respectively.

(x)	Accounting for Derivative Instruments and Hedging Activities

The Group uses derivative financial instruments such as floating-for-fixed interest rate swap agreements and forward exchange rate contracts to manage its risks associated with interest rate fluctuations in accordance with lenders’ requirements under the City of Dreams Project Facility and exchange rate fluctuations for the interest payment of the RMB Bonds. The Group accounts for derivative financial instruments in accordance with applicable accounting standards. All derivative instruments are recognized in the consolidated financial statements at fair value at the balance sheet date. Any changes in fair value are recorded in the consolidated statement of operations or in accumulated other comprehensive losses, depending on whether the derivative is designated and qualifies for hedge accounting, the type of hedge transaction and the effectiveness of the hedge. The estimated fair values of interest rate swap agreements and forward exchange rate contracts are based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields and market forward exchange rates.

Further information on the Group’s outstanding financial instruments arrangements on forward exchange rate contracts and interest rate swap agreements as of December 31, 2011 and 2010 are included in Note 11 and Note 12, respectively.

(y)	Accumulated Other Comprehensive Losses

Accumulated other comprehensive losses represent foreign currency translation adjustment and changes in the fair value of the forward exchange rate contracts and interest rate swap agreements. On June 30, 2011, the Group amended the City of Dreams Project Facility and the accumulated losses of interest rate swap agreements were reclassified to earnings as the interest rate swap agreements no longer qualified for hedge accounting immediately after the amendment of the City of Dreams Project Facility. Further information on the amendment of the City of Dreams Project Facility is included in Note 11.

As of December 31, 2011 and 2010, the Group’s accumulated other comprehensive losses consisted of the following:

	December 31,
	2011	2010
Foreign currency translation adjustment	$(1,073)	$(924)
Change in the fair value of the forward exchange rate contracts	39	—
Change in the fair value of interest rate swap agreements	—	(10,421)

	$(1,034)	$(11,345)

(z)	Recent Changes in Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued guidance regarding fair value measurement amendments to align the principles for fair value measurements and the related disclosure requirements under U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB also clarified existing fair value measurement and disclosure requirements, and expanded disclosure requirements for fair value measurements. The guidance is effective on a prospective basis for the Group on January 1, 2012 and is not expected to have a material impact on the Group’s financial position, results of operations and cash flows.

In June 2011, the FASB issued an accounting standard update to revise the manner in which entities present comprehensive income in their financial statements. This guidance amends existing presentation and disclosure requirements concerning comprehensive income, most significantly by requiring that comprehensive income be presented with net income in a continuous statement, or in a separate but consecutive statement. Furthermore, the accounting standards update prohibits an entity from presenting other comprehensive income and losses in a statement of changes in equity. In December 2011, the FASB issued an accounting standards update to defer the requirement that was originally included in the June 2011 accounting standard update for an entity to present reclassifications between other comprehensive income or loss and net income or loss. This accounting standards update (as modified) is effective on a retrospective basis for the Group on January 1, 2012, and will result in changes to the presentation of comprehensive net income in the Group’s consolidated financial statements, but will have no effect on the Group’s financial position, results of operations and cash flows.

In September 2011, the FASB issued amended accounting guidance related to goodwill impairment testing. The amended guidance permits an entity to first assess qualitative factors before calculating the fair value of a reporting unit in the annual two-step quantitative goodwill impairment test required under current accounting standards. If it is determined that it is more likely than not that the fair value of a reporting unit is not less than its carrying value, further testing is not needed. The amended guidance is effective for the Group on January 1, 2012 and is not expected to have a material impact on the Group’s financial position, results of operations and cash flows.

In December 2011, the FASB issued an accounting standard update related to disclosures about offsetting assets and liabilities. The amendments require that a company disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position. The amendments enhance current disclosures by requiring improved information about financial instruments and derivative instruments that are either (i) offset in accordance with current accounting guidance or (ii) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with current accounting guidance. We do not expect the provisions of this guidance, which are effective a retrospective basis for the Group on January 1, 2013, to have a material impact on the Group’s financial position, results of operations and cash flows, as its requirements are disclosure-only in nature.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Components of accounts receivable, net are as follows:

	December 31,
	2011	2010
Casino	$385,898	$293,976
Hotel	3,691	4,438
Other	3,686	2,597

Sub-total	$393,275	$301,011
Less: allowance for doubtful debts	(86,775)	(41,490)

	$306,500	$259,521

During the years ended December 31, 2011, 2010 and 2009, the Group has provided allowance for doubtful debts of $36,871, $32,241 and $16,114 and has written off accounts receivable of $932, $941 and $643, respectively.

Movement of allowance for doubtful debts are as follows:

	Year Ended December 31,
	2011	2010	2009
At beginning of year	$41,490	$24,227	$8,113
Additional allowance	36,871	32,241	16,114
Reclassified from (to) long-term receivables, net	8,414	(14,978)	—

At end of year	$86,775	$41,490	$24,227

The Group grants unsecured credit lines to gaming promoters based on pre-approved credit limits. The Group typically issues markers to gaming promoters with a credit period of 30 days. There are some gaming promoters for whom credit is granted on a revolving basis based on the Group’s monthly credit risk assessment of such gaming promoters. Credit lines granted to all gaming promoters are subject to monthly review and settlement procedures. For other approved casino customers, the Group typically allows a credit period of 14 days to 28 days on issuance of markers following investigations of creditworthiness. An extended repayment term of typically 90 days may be offered to casino customers with large gaming losses and established credit history. The following is an analysis of accounts receivable by age presented based on payment due date, net of allowance:

	December 31,
	2011	2010
Current	$220,141	$156,615
1-30 days	41,571	32,305
31-60 days	3,344	8,783
61-90 days	2,573	11,981
Over 90 days	38,871	49,837

	$306,500	$259,521

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost
Buildings	$2,439,117	$2,439,425
Furniture, fixtures and equipment	403,577	381,231
Plant and gaming machinery	147,084	131,104
Leasehold improvements	179,089	147,530
Motor vehicles	4,273	4,309

Sub-total	$3,173,140	$3,103,599
Less: accumulated depreciation	(730,313)	(481,040)

Sub-total	$2,442,827	$2,622,559
Construction in progress	212,602	49,336

Property and equipment, net	$2,655,429	$2,671,895

As of December 31, 2011 and 2010, construction in progress in relation to City of Dreams included interest paid or payable on loans from shareholders, the City of Dreams Project Facility and interest rate swap agreements, amortization of deferred financing costs and other direct incidental costs capitalized (representing insurance, salaries and wages and certain other professional charges incurred) which amounted to $7,551 and $7,820, respectively.

As of December 31, 2011, construction in progress in relation to Studio City included interest paid or payable on the RMB Bonds and other direct incidental costs capitalized (representing insurance, salaries and wages and certain other professional charges incurred) which amounted to $15,628.

During the years ended December 31, 2011, 2010 and 2009, additions to property and equipment amounted to $236,555, $119,660 and $828,736, respectively and disposals of property and equipment at carrying amount were $655, $207 and $5,279, respectively.

GAMING SUBCONCESSION, NET	12 Months Ended
Dec. 31, 2011
GAMING SUBCONCESSION, NET
5.	GAMING SUBCONCESSION, NET

	December 31,
	2011	2010
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(300,495)	(243,258)

Gaming subconcession, net	$599,505	$656,742

The deemed cost was determined based on the estimated fair value of the gaming subconcession contributed by a shareholder of the Company in 2006. The gaming subconcession is amortized on a straight-line basis over the term of the gaming subconcession agreement which expires in June 2022. The Group expects that amortization of the gaming subconcession will be approximately $57,237 each year from 2012 through 2021, and approximately $27,135 in 2022.

GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS, NET
6.	GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill relating to Mocha Clubs and other intangible assets with indefinite useful lives, representing trademarks of Mocha Clubs, are not amortized. Goodwill and intangible assets arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Group in 2006.

To assess potential impairment of goodwill, the Group performs an assessment of the carrying value of the reporting units at least on an annual basis or when events occur or circumstances change that would more likely than not reduce the estimated fair value of those reporting units below their carrying value. If the carrying value of a reporting unit exceeds its fair value, the Group would perform the second step in its assessment process and record an impairment loss to earnings to the extent the carrying amount of the reporting unit’s goodwill exceeds its implied fair value. The Group estimates the fair value of those reporting units through internal analysis and external valuations, which utilize income and market valuation approaches through the application of capitalized earnings, discounted cash flow and market comparable methods. These valuation techniques are based on a number of estimates and assumptions, including the projected future operating results of the reporting unit, discount rates, long-term growth rates and market comparable.

Trademarks of Mocha Clubs are tested for impairment at least annually or when events occur or circumstances change that would more likely than not reduce the estimated fair value of trademarks below its carrying value using the relief-from-royalty method. Under this method, the Group estimates the fair value of the trademarks through internal and external valuations, mainly based on the incremental after-tax cash flow representing the royalties that the Group is relieved from paying given it is the owner of the trademarks. These valuation techniques are based on a number of estimates and assumptions, including the projected future revenues of the trademarks calculated using an appropriate royalty rate, discount rate and long-term growth rates.

The Group has performed annual tests for impairment of goodwill and trademarks in accordance with the accounting standards regarding goodwill and other intangible assets. No impairment loss has been recognized during the years ended December 31, 2011, 2010 and 2009.

LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2011
LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS
7.	LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS

Long-term prepayment, deposits and other assets consisted of the following:

	December 31,
	2011	2010
Entertainment production costs	$68,553	$68,483
Less: accumulated amortization	(9,141)	(2,283)

Entertainment production costs, net	$59,412	$66,200
Deposit and other	11,143	12,085
Long-term receivables, net	2,303	17,344

Long-term prepayment, deposits and other assets	$72,858	$95,629

Entertainment production costs represent the amount incurred and capitalized for the entertainment show in City of Dreams, which commenced performance in September 2010. The Group expects that amortization of entertainment production costs will be approximately $6,855 each year from 2012 through 2019, and approximately $4,572 in 2020.

Long-term receivables, net, represent casino receivables from casino customers where settlement is not expected within the next year. Aging of such balances are all over 90 days and include allowance for doubtful debts of $6,564 and $14,978 as of December 31, 2011 and 2010, respectively. During the year ended December 31, 2011, long-term receivables, net, amounting to $17,344 including corresponding allowance for doubtful debts of $9,697 were reclassified to current; and current accounts receivable, net amounting to $2,303 including corresponding allowance for doubtful debts of $1,283 were reclassified to non-current. Reclassifications to current accounts receivable, net, are made when conditions support that it is probable for settlement of such balances to occur within one year.

LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS, NET
8.	LAND USE RIGHTS, NET

	December 31,
	2011	2010
Altira Macau — Medium-term lease (“Taipa Land”)	$141,543	$141,543
City of Dreams — Medium-term lease (“Cotai Land”)	376,122	376,122
Studio City — Medium-term lease (“Studio City Land”)	549,079	—

	1,066,744	517,665
Less: accumulated amortization	(123,776)	(89,510)

Land use rights, net	$942,968	$428,155

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the estimated lease term of the land on a straight-line basis. The expiry dates of the leases of the land use rights of Altira Macau, City of Dreams and Studio City are March 2031, August 2033 and October 2026, respectively. The land use right of Studio City was acquired upon acquisition of assets and liabilities as disclosed in Note 22.

In November 2009, Melco Crown (COD) Developments Limited (“Melco Crown (COD) Developments”), an indirect subsidiary of the Company, and Melco Crown Gaming accepted in principle the initial terms for the revision of the land lease agreement from the Macau Government and recognized additional land premium of $32,118 payable to the Macau Government for the increased developable gross floor area of Cotai Land in Macau, where the City of Dreams site is located. In March 2010, Melco Crown (COD) Developments and Melco Crown Gaming accepted the final terms for the revision of the land lease agreement and fully paid the additional premium to the Macau Government. The land grant amendment process was completed on September 15, 2010.

ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE
9.	ACCOUNTS PAYABLE

The following is an aged analysis of accounts payable presented based on payment due date:

	December 31,
	2011	2010
Within 30 days	$9,551	$8,431
31-60 days	755	319
61-90 days	1,196	37
Over 90 days	521	93

	$12,023	$8,880

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2011	2010
Construction costs payable	$13,316	$14,218
Customer deposits and ticket sales	42,832	50,143
Gaming tax accruals	169,576	137,299
Interest expenses payable	12,180	11,635
Interest rate swap liabilities	363	8,143
Land use right payable	15,960	15,191
Operating expense and other accruals	100,161	79,232
Other gaming related accruals	19,643	15,065
Outstanding gaming chips and tokens	187,978	131,158
Payables for acquisition of assets and liabilities (Note 22)	26,710	—

	$588,719	$462,084

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
11.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,
	2011	2010
City of Dreams Project Facility	$—	$1,131,805
2011 Credit Facilities	1,014,729	—
Senior Notes (1)	593,166	592,443
RMB Bonds	364,807	—
Deposit-Linked Loan	353,278	—

	$2,325,980	$1,724,248
Current portion of long-term debt	—	(202,997)

	$2,325,980	$1,521,251

City of Dreams Project Facility

On September 5, 2007, Melco Crown Gaming (the “Borrower”) entered into the City of Dreams Project Facility with certain lenders in the aggregate amount of $1,750,000 to fund the City of Dreams project. The City of Dreams Project Facility consisted of a $1,500,000 term loan facility (the “Term Loan Facility”) and a $250,000 revolving credit facility (the “Revolving Credit Facility”). The Term Loan Facility would have matured on September 5, 2014 and was subject to quarterly amortization payments (the “Scheduled Amortization Payments”) commencing on December 5, 2010. The Revolving Credit Facility would have matured on September 5, 2012 or, if earlier, the date of repayment, prepayment or cancellation in full of the Term Loan Facility, and had no interim amortization payments. In addition to the Scheduled Amortization Payments, the Borrower was also subject to quarterly mandatory prepayments (the “Mandatory Prepayments”) in respect of the following amounts within certain subsidiaries of the Borrower (together with the Borrower collectively referred to as the “Borrowing Group”) including but not limited to: (i) 50% of the net proceeds of any permitted equity issuance of any member of the Borrowing Group; (ii) the net proceeds of any asset sales; (iii) net termination proceeds paid under the Borrower’s subconcession and certain contracts or agreements; (iv) certain net proceeds or liquidated damages paid; (v) insurance proceeds net of expenses to obtain such proceeds; and (vi) excess cash as defined under a leverage test.

Drawdowns on the Term Loan Facility were subject to satisfaction of conditions precedent specified in the City of Dreams Project Facility agreement, including registration of the land concession and execution of construction contracts, compliance with affirmative, negative and financial covenants and the provision of certificates from technical consultants. The Revolving Credit Facility was to be made available on a fully revolving basis from the date upon which the Term Loan Facility had been fully drawn, to the date that was one month prior to the Revolving Credit Facility’s final maturity date.

The indebtedness under the City of Dreams Project Facility was guaranteed by the Borrowing Group. Security for the City of Dreams Project Facility included: a first-priority mortgage over all land where Altira Macau and City of Dreams are located which are held by subsidiaries of the Company (such mortgages also cover all present and any future buildings on, and fixtures to, the relevant land); an assignment of any land use rights under land concession agreements, leases or equivalent; charges over the bank accounts in respect of the Borrowing Group, subject to certain exceptions; assignment of the rights under certain insurance policies; first priority security over the chattels, receivables and other assets of the Borrowing Group which are not subject to any security under any other security documentation; first priority charges over the issued share capital of the Borrowing Group and equipment and tools used in the gaming business by the Borrowing Group; as well as other customary security.

The City of Dreams Project Facility agreement contained certain affirmative and negative covenants customary for such financings, including, but not limited to, limitations on incurring additional liens, incurring additional indebtedness (including guarantees), making certain investments, paying dividends and other restricted payments, creating any subsidiaries and selling assets.

The City of Dreams Project Facility also required the Borrowing Group to comply with certain financial covenants, including, but not limited to:

•

a consolidated leverage ratio, which cannot exceed 4.50 to 1.00 for the reporting periods ending December 31, 2010, March 31, 2011 and June 30, 2011, cannot exceed 4.00 to 1.00 for the reporting periods ending September 30, 2011, December 31, 2011 and March 31, 2012, and cannot exceed 3.75 to 1.00 for the reporting periods ending June 30, 2012 onwards;

•

a consolidated interest cover ratio, which must be greater than or equal to 2.50 to 1.00 for the reporting periods ending December 31, 2010 and March 31, 2011, and must be greater than or equal to 3.00 to 1.00 for the reporting periods ending June 30, 2011 onwards; and

•	a consolidated cash cover ratio, which must be greater than or equal to 1.05 to 1.00 for the reporting periods ending December 31, 2010 onwards.

In addition, there were provisions that limited or prohibited payments of certain dividends and other distributions by the Borrowing Group to the Company. As of December 31, 2010, the net assets of the Borrowing Group of approximately $1,553,000 was restricted from being distributed under the terms of the City of Dreams Project Facility.

In May 2010, the Borrower entered into an amendment agreement to the City of Dreams Project Facility (the “Amendment Agreement”). The Amendment Agreement, among other things, (i) amended the date of the first covenant test date to December 31, 2010; (ii) provided additional flexibility to the financial covenants; (iii) removed the obligation but retained the right to enter into any new interest rate or foreign currency swaps or other hedging arrangements; and (iv) restricted the use of the net proceeds received from the issuance of the Senior Notes of approximately $577,066 to repayment of certain amounts outstanding under the City of Dreams Project Facility, including prepaying the Term Loan Facility in an amount of $293,714 and the Revolving Credit Facility in an amount of $150,352, with the remaining net proceeds in an amount of $133,000 deposited in a bank account that was restricted for use to pay future Scheduled Amortization Payments commencing December 2010 as well as providing for a permanent reduction of the Revolving Credit Facility of $100,000.

Borrowings under the City of Dreams Project Facility bore interest at the London Interbank Offered Rate (“LIBOR”) or Hong Kong Interbank Offered Rate (“HIBOR”) plus a margin of 2.75% per annum until substantial completion of the City of Dreams project, at which time the interest rate was reduced to LIBOR or HIBOR plus a margin of 2.50% per annum. The City of Dreams Project Facility also provided for further reductions in the margin if the Borrowing Group satisfied certain prescribed leverage ratio tests upon completion of the City of Dreams project.

A total of $250,000 short-term deposits were placed by the Borrower in May and September 2009 to replace the $250,000 letters of credit previously provided to support the contingent equity commitment by the major shareholders of the Company, Melco and Crown, which were to be released upon the final completion for the City of Dreams project (or earlier subject to lender determination that the full amount was not required to meet remaining costs) and compliance with other release conditions under the City of Dreams Project Facility.

The Borrower had no draw down on the Term Loan Facility and Revolving Credit Facility during the year ended December 31, 2010. During the year ended December 31, 2009, the Borrower drew down a total of $70,951, which included $12,685 and HK$453,312,004 (equivalent to $58,266) on the Term Loan Facility and a total of $199,740, which included $32,469 and HK$1,301,364,572 (equivalent to $167,271), on the Revolving Credit Facility, respectively.

The Borrower was obligated to pay a commitment fee quarterly in arrears on the undrawn amount of the City of Dreams Project Facility throughout the availability period. Loan commitment fees on the City of Dreams Project Facility amounting to $461 and $2,253 were recognized during the years ended December 31, 2011 and 2009, respectively. During the year ended December 31, 2010, the Borrower recognized a loan commitment fee with credit amount of $3,811, which include a commitment fee of $814 and a reversal of accrual not required of $4,625.

As of December 31, 2010, total outstanding borrowings relating to the City of Dreams Project Facility was $1,131,805. Management believes the Group was in compliance with all covenants of the City of Dreams Project Facility as of December 31, 2010.

In addition to the prepayment of the Term Loan Facility and Revolving Credit Facility in May 2010 in accordance with the Amendment Agreement as described above, during the years ended December 31, 2011 and 2010, the Borrower further repaid $89,158 and $35,693 and prepaid $20,896 and $71,643 of the Term Loan Facility, according to the Scheduled Amortization Payments and the Mandatory Prepayments, respectively. During the year ended December 31, 2011, the Borrower also made voluntary repayments of $7,022 before the amendment to the City of Dreams Project Facility as described below.

2011 Credit Facilities

On June 30, 2011, the City of Dreams Project Facility was further amended pursuant to an amendment agreement entered into among the Borrower and certain lenders under the City of Dreams Project Facility on June 22, 2011. The 2011 Credit Facilities, among other things: (i) reduce the Term Loan Facility to HK$6,241,440,000 (equivalent to $802,241) (the “2011 Term Loan Facility”) and increase the Revolving Credit Facility to HK$3,120,720,000 (equivalent to $401,121) (the “2011 Revolving Credit Facility”), of which both are denominated in Hong Kong Dollars; (ii) introduce new lenders and remove certain lenders originally under the City of Dreams Project Facility; (iii) extend the repayment maturity date; (iv) reduce and remove certain restrictions imposed by the covenants in the City of Dreams Project Facility; and (v) remove MPEL (Delaware) LLC, a wholly owned subsidiary of the Borrower, from the Borrowing Group (the “2011 Borrowing Group”).

The final maturity date of the 2011 Credit Facilities is June 30, 2016. The 2011 Term Loan Facility will be repaid in quarterly installments according to an amortization schedule commencing on September 30, 2013. Each loan made under the 2011 Revolving Credit Facility will be repaid in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. The Borrower may make voluntary prepayments in respect of the 2011 Credit Facilities in a minimum amount of HK$160,000,000 (equivalent to $20,566), plus the amount of any applicable break costs. The Borrower is also subject to mandatory prepayment requirements in respect of various amounts within the 2011 Borrowing Group, including but not limited to: (i) the net proceeds received by any member of the 2011 Borrowing Group in respect of the compulsory transfer, seizure or acquisition by any governmental authority of the assets of any member of the 2011 Borrowing Group (subject to certain exceptions); (ii) the net proceeds of any asset sale, subject to reinvestment rights and certain exceptions, which are in excess of $15,000; (iii) net termination, claim or settlement proceeds paid under the Borrower’s subconcession or the 2011 Borrowing Group’s land concessions, subject to certain exceptions; (iv) insurance proceeds net of expenses to obtain such proceeds under the property insurances relating to the total loss of all or substantially all of the Altira Macau gaming business; and (v) other insurance proceeds net of expenses to obtain such proceeds under any property insurances, subject to reinvestment rights and certain exceptions, which are in excess of $15,000.

The indebtedness under the 2011 Credit Facilities is guaranteed by the 2011 Borrowing Group. Security for the 2011 Credit Facilities remains the same as under the City of Dreams Project Facility (although the terms of the associated security documents have been amended for consistency with the 2011 Credit Facilities) except for securities related to MPEL (Delaware) LLC, which have been released.

The 2011 Credit Facilities also contain affirmative and negative covenants customary for financings of this type, with an additional covenant that the 2011 Borrowing Group must not enter into any contracts for the construction or financing of an additional hotel tower in connection with the development of City of Dreams except in accordance with plans approved by the lenders in accordance with the terms of the 2011 Credit Facilities. The 2011 Credit Facilities remove the financial covenants under the City of Dreams Project Facility, and replace them with, without limitation:

•

a leverage ratio, which cannot exceed 3.00 to 1.00 for the reporting periods ending September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, December 31, 2012, March 31, 2013 and June 30, 2013 and cannot exceed 2.50 to 1.00 for the reporting periods ending September 30, 2013 onwards;

•

total leverage ratio, which cannot exceed 4.50 to 1.00 for the reporting periods ending September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, December 31, 2012, March 31, 2013 and June 30, 2013 and cannot exceed 4.00 to 1.00 for the reporting periods ending September 30, 2013 onwards; and

•	interest cover ratio, which must be greater than or equal to 4.00 to 1.00 for the reporting periods ending September 30, 2011 onwards.

There are provisions that limit or prohibit certain payments of dividends and other distributions by the 2011 Borrowing Group to the Company or persons who are not members of the 2011 Borrowing Group (described in further detail below under “Distribution of Profits”). As of December 31, 2011, the net assets of the 2011 Borrowing Group of approximately $1,896,000 was restricted from being distributed under the terms of the 2011 Credit Facilities.

Borrowings under the 2011 Credit Facilities bear interest at HIBOR plus a margin ranging from 1.75% to 2.75% per annum as adjusted in accordance with the leverage ratio in respect of the 2011 Borrowing Group. The Borrower may select an interest period for borrowings under the 2011 Credit Facilities of one, two, three or six months or any other agreed period. The Borrower is obligated to pay a commitment fee quarterly in arrears from June 30, 2011 on the undrawn amount of the 2011 Revolving Credit Facility throughout the availability period. Loan commitment fee on the 2011 Credit Facilities amounting to $950 was recognized during the year ended December 31, 2011.

The Group accounted for the amendment of the City of Dreams Project Facility as an extinguishment of debt because the applicable future cash flows under the 2011 Credit Facilities are more than 10% different from the applicable future cash flows under the City of Dreams Project Facility as of the amendment date, June 30, 2011. The Group wrote off the unamortized deferred financing costs of $25,193 upon the extinguishment of the City of Dreams Project Facility as loss on extinguishment of debt in the consolidated statements of operations for the year ended December 31, 2011 and the 2011 Credit Facilities was recognized at fair value upon the extinguishment. In addition, the Group capitalized the third party fee and related issuance costs in relation to the 2011 Credit Facilities of $29,328 as deferred financing costs.

As of December 31, 2011, the 2011 Term Loan Facility has been fully drawn down and HK$1,653,154,570 (equivalent to $212,488) under the 2011 Revolving Credit Facility has also been drawn down, resulting in total outstanding borrowings relating to the 2011 Credit Facilities of HK$7,894,594,570 (equivalent to $1,014,729). Management believes the Group was in compliance with all covenants of the 2011 Credit Facilities as of December 31, 2011. As of December 31, 2011, HK$1,467,565,430 (equivalent to $188,633) of the 2011 Revolving Credit Facility remains available for future draw down.

Senior Notes

On May 17, 2010, MCE Finance Limited (“MCE Finance”) (formerly known as MPEL Holdings Limited) issued and listed the Senior Notes on the Official List of Singapore Exchange Securities Trading Limited (“SGX-ST”). The purchase price paid by the initial purchasers was 98.671% of the principal amount. The Senior Notes are general obligations of MCE Finance, rank equally in right of payment to all existing and future senior indebtedness of MCE Finance and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Finance. The Senior Notes are effectively subordinated to all of MCE Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt. The Company and MPEL International Limited (together, the “Senior Guarantors”), fully and unconditionally and jointly and severally guaranteed the Senior Notes on a senior secured basis. Certain other indirect subsidiaries of MCE Finance, including Melco Crown Gaming (together with the Senior Guarantors, the “Guarantors”), fully and unconditionally and jointly and severally guaranteed the Senior Notes on a senior subordinated secured basis. Upon entering of the 2011 Credit Facilities, the guarantees provided under the Senior Notes were amended with the principal effect being that claims of noteholders under the Senior Notes against subsidiaries of MCE Finance that are obligors under the 2011 Credit Facilities will rank equally in right of payment with claims of lenders under the 2011 Credit Facilities. The Senior Notes mature on May 15, 2018. Interest on the Senior Notes is accrued at a rate of 10.25% per annum and is payable semi-annually in arrears on May 15 and November 15 of each year, commencing on November 15, 2010.

The net proceeds from the offering after deducting the original issue discount of approximately $7,974 and underwriting commissions and other expenses of approximately $14,960 was approximately $577,066. The Group used the net proceeds from the offering to reduce the indebtedness under the City of Dreams Project Facility by approximately $444,066 and deposited the remaining $133,000 in a bank account that was restricted for use to pay future City of Dreams Project Facility Scheduled Amortization Payments commencing December 2010. The restriction was released upon the amendment of the City of Dreams Project Facility on June 30, 2011 as described above. The Senior Notes have been reflected net of discount under long-term debt in the consolidated balance sheets.

At any time after May 15, 2014, 2015 and 2016 and thereafter, MCE Finance may redeem some or all of the Senior Notes at the redemption prices of 105.125%, 102.563% and 100.000%, respectively, plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date.

Prior to May 15, 2014, MCE Finance may redeem all or part of the Senior Notes at the redemption price set forth in the related prospectus plus the applicable “make-whole” premium described in the related prospectus plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date.

Prior to May 15, 2013, MCE Finance may redeem up to 35% of the principal amount of the Senior Notes with the net cash proceeds from one or more certain equity offerings at the redemption price of 110.25% of the principal amount of the Senior Notes, plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date. In addition, subject to certain exceptions and as more fully described in the related prospectus, MCE Finance may redeem the Senior Notes in whole, but not in part, at a price equal to 100% of their principal amount plus accrued interest and unpaid interest, additional amounts and liquidated damages, if any, to the date fixed by MCE Finance for redemption, if MCE Finance or any Guarantor would become obligated to pay certain additional amounts as a result of certain changes in withholding tax laws or certain other circumstances. MCE Finance may also redeem the Senior Notes if the gaming authority of any jurisdiction in which the Company, MCE Finance or any of their respective subsidiaries conducts or proposes to conduct gaming requires holders or beneficial owners of the Senior Notes to be licensed, qualified or found suitable under applicable gaming laws and such holder or beneficial owner, as the case may be, fails to apply or becomes licensed or qualified within the required period or is found unsuitable.

The indenture governing the Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of MCE Finance and its restricted subsidiaries’ ability to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. As of December 31, 2011, MCE Finance was in compliance with each of the financial restrictions and requirements.

MCE Finance has entered into a registration rights agreement whereby MCE Finance has registered the notes to be issued in an exchange offer for the Senior Notes with the U.S. Securities and Exchange Commission in August 2010 and with further amendments filed in October and November 2010 in connection with the exchange offer, which registration statement was effective on November 12, 2010.

The Group capitalized the underwriting fee and related issuance costs in relation to the Senior Notes of $14,585 as deferred financing costs.

RMB Bonds

On May 9, 2011, the Company issued and listed the RMB Bonds of RMB2,300,000,000 (equivalent to $353,278 based on exchange rate on transaction date) on SGX-ST. The RMB Bonds were priced at par. The RMB Bonds are direct, general, unconditional, unsubordinated and unsecured obligations of the Company, which will at all times rank equally without any preference or priority among themselves and at least equally with all of the Company’s other present and future unsecured and unsubordinated obligations, save for such obligations as may be preferred by provisions of law that are both mandatory and of general application. The RMB Bonds mature on May 9, 2013 and the interest on the RMB Bonds is accrued at a rate of 3.75% per annum and is payable semi-annually in arrears on May 9 and November 9 of each year, commencing on November 9, 2011.

At any time after May 9, 2012, the Company may redeem in whole, but not in part, the RMB Bonds at the principal amount, together with accrued interest. The Company may also redeem the RMB Bonds in whole, but not in part, at the principal amount together with accrued interest in the event that: i) as a result of any change in the laws of the Cayman Islands or any political subdivision or any authority thereof or therein having power to tax, or any change in the application or official interpretation of such law or regulation after May 9, 2011, the Company satisfies the trustee that the Company has or will be required to pay additional amounts in respect of the RMB Bonds and such obligation cannot be avoided by taking reasonable measures available to the Company; ii) if at any time the gaming authority of any jurisdiction in which the Company and its subsidiaries conducts or proposes to conduct gaming requires that a person who is a holder or beneficial owner of the RMB Bonds be licensed, qualified or found suitable under applicable gaming laws and such holder or beneficial owner, as the case may be, fails to apply or becomes licensed or qualified within the required period or is found unsuitable; or iii) if immediately before giving such notice, at least 90% in principal amount of the RMB Bonds originally issued, including any further bonds issued prior to the time of the notice, has already been previously redeemed, or purchased and cancelled.

The indenture governing the RMB Bonds contains certain negative pledge and financial covenants, providing that the Company shall not create or permit to subsist any security interest upon the whole or any part of the Company’s present or future undertaking, assets or revenues to secure any relevant indebtedness or guarantee of relevant indebtedness without: (i) at the same time or prior thereto securing the RMB Bonds equally and rateably therewith to the satisfaction of the trustee under the RMB Bonds; or (ii) providing such other security for the RMB Bonds as the trustee may in its absolute discretion consider to be not materially less beneficial to the interests of the holders of the RMB Bonds or as may be approved by an extraordinary resolution of bondholders. In addition, the Company is also required to comply with certain financial covenants, including maintaining a specified consolidated tangible net worth not to be less than $1,000,000 and a maximum leverage ratio not to exceed 2.50:1.00.

The Company capitalized the underwriting fee and related issuance costs in relation to the RMB Bonds of $6,619 as deferred financing costs. Management believes the Company was in compliance with all covenants of the RMB Bonds as of December 31, 2011.

Deposit-Linked Loan

On May 20, 2011, the Company entered into the Deposit-Linked Loan with a lender in an amount of HK$2,748,500,000 (equivalent to $353,278 based on exchange rate on transaction date), which was secured by a deposit in an amount of RMB2,300,000,000 (equivalent to $353,278 based on exchange rate on transaction date) from the proceeds of the RMB Bonds as described above. The Deposit-Linked Loan matures on May 20, 2013 or, if earlier, at any time with 30 days’ prior notice given to the lender, the Company may prepay the whole or any part of not less than HK$500,000,000 (equivalent to $64,267) of the Deposit-Linked Loan outstanding. The Deposit-Linked Loan bears interest at a rate of 2.88% per annum and is payable semi-annually in arrears on May 8 and November 8 of each year, commencing on November 8, 2011. On the same date, the Company entered into two RMB forward exchange rate contracts in an aggregate amount of RMB52,325,000 (approximately $8,000) for settlement of the RMB Bonds interest payable on November 9, 2011 at a rate of RMB1:HK$1.2096 and May 9, 2012 at a rate of RMB1:HK$1.2187. During the year ended December 31, 2011, one of the RMB forward contracts was settled on November 9, 2011 and as of December 31, 2011, the fair value of the remaining forward exchange rate contract of $7 was recorded as forward exchange rate contract receivable and included in prepaid expenses and other current assets.

The Company capitalized the underwriting fee and related issuance costs in relation to the Deposit-Linked Loan of $800 as deferred financing costs. As of December 31, 2011, the RMB Bonds proceeds held as a security deposit of RMB2,300,000,000 (equivalent to $364,807), required to be set aside for the duration of this debt were recorded as non-current restricted cash in the consolidated balance sheets.

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2011	2010	2009
Interest for City of Dreams Project Facility *	$13,269	$39,157	$50,824
Interest for 2011 Credit Facilities *	13,731	—	—
Interest for Senior Notes **	61,500	38,438	—
Amortization of discount in connection with issuance of
Senior Notes **	723	417	—
Interest for RMB Bonds *	8,647	—	—
Interest for Deposit-Linked Loan *	6,300	—	—

	$104,170	$78,012	$50,824
Interest capitalized (Note 2(i))	(3,157)	(11,823)	(37,374)

	$101,013	$66,189	$13,450

*	Long-term debt repayable within five years

**	Long-term debt repayable after five years

During the years ended December 31, 2011, 2010 and 2009, the Group’s average borrowing rates were approximately 5.50%, 6.71% and 5.73% per annum, respectively.

Scheduled maturities of the long-term debt as of December 31, 2011 are as follows:

Year ending December 31,
2012	$—
2013	846,444
2014	256,717
2015	256,717
2016	372,936
Over 2016 (2)	593,166

$2,325,980

The long-term debt are repayable as follows:

	December 31,
	2011	2010
Within one year or on demand	$—	$202,997
More than one year, but not exceeding two years	846,444	294,383
More than two years, but not exceeding five years	886,370	634,425
More than five years (1)	593,166	592,443

	$2,325,980	$1,724,248
Less: Amounts due within one year shown under current liabilities	—	(202,997)

	$2,325,980	$1,521,251

Notes

(1)	Net of unamortized issue discount for the Senior Notes of approximately $6,834 and $7,557 as of December 31, 2011 and 2010, respectively.

(2)	Net of unamortized issue discount for the Senior Notes of approximately $6,834 as of December 31, 2011.

OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES
12.	OTHER LONG-TERM LIABILITIES

	December 31,
	2011	2010
Interest rate swap liabilities	$—	$2,278
Deferred rent liabilities	4,799	4,037
Other deposits received	196	181
Payables for acquisition of assets and liabilities (Note 22)	22,905	—

	$27,900	$6,496

In connection with the signing of the City of Dreams Project Facility in September 2007, Melco Crown Gaming entered into floating-for-fixed interest rate swap agreements to limit its exposure to interest rate risk. Eight and six interest rate swap agreements entered in 2007 and 2008 were expired during the years ended December 31, 2010 and 2011, respectively. Melco Crown Gaming also entered into another three interest rate swap agreements in 2009 that will expire in February 2012. Under the interest rate swap agreements, Melco Crown Gaming pays a fixed interest rate ranging from 1.96% to 4.74% per annum of the notional amount, and receives variable interest which is based on the applicable HIBOR for each of the payment date. As of December 31, 2011 and 2010, the notional amounts of the outstanding interest rate swap agreements amounted to $127,892 and $492,265, respectively.

As of December 31, 2010 and before the amendment of the City of Dreams Project Facility on June 30, 2011 as disclosed in Note 11, these interest rate swap agreements were expected to remain highly effective in fixing the interest rate and qualify for cash flow hedge accounting. Therefore, there was no impact on the consolidated statements of operations from changes in the fair value of the hedging instruments. Instead, the fair value of the instruments were recorded as assets or liabilities on the consolidated balance sheets, with an offsetting adjustment to the accumulated other comprehensive losses until the hedged interest expenses were recognized in the consolidated statements of operations. As of December 31, 2010, the Group estimated that $9,752 of the net unrealized losses on the interest rate swaps would have been reclassified from accumulated other comprehensive losses into interest expenses over the next twelve months.

Immediately after the amendment of the City of Dreams Project Facility on June 30, 2011 as disclosed in Note 11, the interest rate swap agreements no longer qualified for hedge accounting. Accordingly, the Group reclassified the accumulated losses of $4,310 recognized in accumulated other comprehensive losses prior to the discontinuance of hedge accounting to the consolidated statements of operations. Any subsequent changes in fair value of the interest rate swap agreements will be recognized in the consolidated statements of operations.

As of December 31, 2011 and 2010, the fair values of interest rate swap agreements were recorded as interest rate swap liabilities, of which $363 and $8,143 were included in accrued expenses and other current liabilities, and nil and $2,278 were included in other long-term liabilities, respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
13.	FAIR VALUE MEASUREMENTS

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, other current assets, long-term deposits, long-term receivables, amounts due from (to) affiliated companies and shareholders, accounts payable, other current liabilities, the 2011 Credit Facilities, the Deposit-Linked Loan, loans from shareholders, land use rights payable, interest rate swap agreements, forward exchange rate contract and debt instruments approximate their fair values, except for the Senior Notes and the RMB Bonds. The estimated fair value, based on quoted market price, of the Senior Notes was approximately $651,630 and $693,750 as of December 31, 2011 and 2010, respectively, and of the RMB Bonds was approximately $352,079 as of December 31, 2011. As of December 31, 2011 and 2010, the Group did not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the consolidated financial statements. The Group’s financial assets and liabilities recorded at fair value have been categorized based upon the fair value in accordance with the accounting standards. The following fair value hierarchy table presents information about the Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Forward exchange rate contract receivable
December 31, 2011	$—	$7	$—	$7

Interest rate swap liabilities
December 31, 2011	$—	$363	$—	$363

December 31, 2010	$—	$10,421	$—	$10,421

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1 — inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•

Level 2 — inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3 — inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

The fair value of these interest rate swap agreements and forward exchange rate contract approximates the amounts the Group would pay if these contracts were settled at the respective valuation dates. Fair value is estimated based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields and market forward exchange rates. Since significant observable inputs are used in the valuation model, the interest rate swap arrangements and the forward exchange rate arrangement are considered as Level 2 items in the fair value hierarchy.

CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2011
CAPITAL STRUCTURE
14.	CAPITAL STRUCTURE

On May 1, 2009, the Company issued 67,500,000 ordinary shares and 22,500,000 ADSs, representing a total of 135,000,000 ordinary shares in aggregate, to the public in a follow-on offering with net proceeds after deducting the offering expenses amounted to $174,417.

On August 18, 2009, the Company issued an additional 42,718,445 ADSs, representing 128,155,335 ordinary shares, to the public in a further follow-on offering with net proceeds after deducting the offering expenses which amounted to $209,112.

Pursuant to the Company’s extraordinary general meeting held on October 6, 2011, an increase in the authorized share capital from 2,500,000,000 ordinary shares of a nominal or par value of US$0.01 each to 7,300,000,000 ordinary shares of a nominal or par value of US$0.01 each was approved.

On November 29, 2011, the Company issued a total of 40,211,930 ordinary shares to Melco and Crown for shareholders’ loan conversion as disclosed in Note 20(c).

In connection with the Company’s restricted shares granted as disclosed in Note 16, 310,575, 1,254,920 and 8,297,110 ordinary shares were vested and issued during the years ended December 31, 2011, 2010 and 2009, respectively.

The Company issued 6,920,386, 8,785,641 and 2,614,706 ordinary shares to its depository bank for issuance to employees upon their future vesting of restricted shares and exercise of share options during the years ended December 31, 2011, 2010 and 2009 respectively. 941,648, 43,737 and 2,528,319 of these ordinary shares have been issued to employees upon vesting of restricted shares and 3,835,596, 804,285 and nil of these ordinary shares have been issued to employees upon exercise of share options during the years ended December 31, 2011, 2010 and 2009, respectively. The balance of 10,552,328, 8,409,186 and 471,567 ordinary shares continue to be held by the Company for future issuance as of December 31, 2011, 2010 and 2009, respectively.

As of December 31, 2011, 2010 and 2009, the Company had 1,642,548,674, 1,597,248,925 and 1,595,145,983 ordinary shares issued and outstanding, respectively.

INCOME TAX (CREDIT) EXPENSE	12 Months Ended
Dec. 31, 2011
INCOME TAX (CREDIT) EXPENSE
15.	INCOME TAX (CREDIT) EXPENSE

The Company and certain subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands (“BVI”), where they are incorporated, however, the Company is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Hong Kong, Macau, the United States of America and other jurisdictions are subject to Hong Kong Profits Tax, Macau Complementary Tax, income tax in the United States of America and in other jurisdictions, respectively, during the years ended December 31, 2011, 2010 and 2009.

Pursuant to the approval notices issued by Macau Government dated June 7, 2007, Melco Crown Gaming has been exempted from Macau Complementary Tax on income generated from gaming operations for five years commencing from 2007 to 2011 and will continue to benefit from this exemption for another five years from 2012 to 2016 pursuant to the approval notices issued by Macau Government in April 2011.

The Macau Government has granted to Altira Hotel Limited (“Altira Hotel”) and Melco Crown (COD) Hotels Limited (“Melco Crown (COD) Hotels”) the declaration of utility purpose benefit in 2007 and 2011, respectively, pursuant to which they are entitled to a property tax holiday, for a period of 12 years, on any immovable property that they own or have been granted for Altira Macau, Hard Rock Hotel and Crown Towers Hotel. Under such tax holiday, they will also be allowed to double the maximum rates applicable regarding depreciation and reintegration for purposes of assessment of Macau Complementary Tax. The Macau Government has also granted to Altira Hotel and Melco Crown (COD) Hotels a declaration of utility purposes benefit on specific vehicles purchased, pursuant to which they are entitled to a vehicle tax holiday provided there is no change in use or disposal of those vehicles within 5 years from the date of purchase.

The provision for income tax consisted of:

	Year Ended December 31,
	2011	2010	2009
Income tax provision for current year:
Macau Complementary Tax	$223	$165	$190
Hong Kong Profits Tax	822	473	731
Profits tax in other jurisdictions	161	65	—

Sub-total	$1,206	$703	$921

Under (over) provision of income tax in prior years:
Macau Complementary Tax	$3	$(18)	$2
Hong Kong Profits Tax	142	(1)	351
Profits tax in other jurisdictions	(21)	8	—

Sub-total	$124	$(11)	$353

Deferred tax (credit) charge:
Macau Complementary Tax	$(2,779)	$166	$(1,537)
Hong Kong Profits Tax	(185)	58	131
Profits tax in other jurisdictions	(2)	4	—

Sub-total	$(2,966)	$228	$(1,406)

Total income tax (credit) expense	$(1,636)	$920	$(132)

A reconciliation of the income tax (credit) expense to income (loss) before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2011	2010	2009
Income (loss) before income tax	$287,208	$(9,605)	$(308,593)
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	34,465	(1,153)	(37,031)
Effect of different tax rates of subsidiaries operating in other jurisdictions	242	169	235
Under (over) provision in prior years	124	(11)	353
Effect of income for which no income tax expense is payable	(575)	(258)	(633)
Effect of expense for which no income tax benefit is receivable	12,191	7,868	2,978
Effect of tax holiday granted by Macau Government	(69,677)	(28,069)	—
Losses that cannot be carried forward	—	—	15,639
Change in valuation allowance	21,594	22,374	18,327

	$(1,636)	$920	$(132)

Macau Complementary Tax and Hong Kong Profits Tax have been provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively during the years ended December 31, 2011, 2010 and 2009, if applicable. Profits tax in other jurisdictions for the years ended December 31, 2011 and 2010 were provided mainly for the profits of the representative offices and branches set up by a subsidiary in the region where they operate. No provision for profits tax in other jurisdictions for the year ended December 31, 2009 was made as the representative offices and branches incurred tax losses where they operate. No provision for income tax in the United States of America for the years ended December 31, 2011, 2010 and 2009 was provided as the subsidiaries incurred tax losses.

Melco Crown Gaming was granted a tax holiday from Macau Complementary Tax on casino gaming profits by the Macau Government in 2007. In April 2011, this tax holiday for Melco Crown Gaming was extended for an additional 5 years through 2016. During the years ended December 31, 2011 and 2010, Melco Crown Gaming reported net income and had the Group been required to pay such taxes, the Group’s consolidated net income attributable to the Company for the year ended December 31, 2011 would have been decreased by $69,677, and basic and diluted net income attributable to the Company per share would have reported reduced income of $0.043 per share; and the Group’s consolidated net loss attributable to the Company for the year ended December 31, 2010 would have been increased by $28,069, and basic and diluted net loss attributable to the Company per share would have reported additional loss of $0.018 per share. Melco Crown Gaming reported net loss during the year ended December 31, 2009, thus, there was no impact on the Group’s basic and diluted net loss attributable to the Company per share. Melco Crown Gaming’s non-gaming profits remain subject to the Macau Complementary Tax and its casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.

The effective tax rates for the years ended December 31, 2011 and 2010 were negative rates of 0.6% and 9.6%, respectively, and the effective tax rate for the year ended December 31, 2009 was a positive rate of 0.04%. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of change in valuation allowance for the years ended December 31, 2011, 2010 and 2009 and the effect of tax holiday granted by the Macau Government as described in the preceding paragraphs during the years ended December 31, 2011 and 2010 and the impact of net loss of Melco Crown Gaming during the year ended December 31, 2009.

The deferred tax assets and liabilities as of December 31, 2011 and 2010 consisted of the following:

	December 31,
	2011	2010
Deferred tax assets
Net operating loss carried forwards	$60,782	$47,183
Depreciation and amortization	24	—

Sub-total	$60,806	$47,183

Valuation allowance
Current	(17,816)	(6,968)
Long-term	(42,966)	(40,190)

Sub-total	$(60,782)	$(47,158)

Total net deferred tax assets	$24	$25

Deferred tax liabilities
Land use rights	$(68,552)	$(16,209)
Intangible assets	(505)	(505)
Unrealized capital allowance	(971)	(1,296)

Total net deferred tax liabilities	$(70,028)	$(18,010)

As of December 31, 2011 and 2010, valuation allowance of $60,782 and $47,158 were provided, respectively, as management does not believe that it is more likely than not that these deferred tax assets will be realized. As of December 31, 2011, adjusted operating tax loss carry forwards, amounting to $148,470, $178,100 and $179,953 will expire in 2012, 2013 and 2014, respectively. Adjusted operating tax loss carried forwards of $57,563 has expired during the year ended December 31, 2011.

Deferred tax, where applicable, is provided under the liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.

Undistributed earnings of subsidiaries are accounted for as a temporary difference, except that deferred tax liabilities are not recorded for undistributed earnings of foreign subsidiaries that are considered indefinitely reinvested in foreign jurisdictions. The Company has a plan for reinvestment of undistributed earnings of its foreign subsidiaries as of December 31, 2011, which demonstrates such earnings will be indefinitely reinvested in the applicable jurisdictions. As such, no deferred tax liabilities have been recorded.

An evaluation of the tax positions for recognition was conducted by the Group by determining if the weight of available evidence indicates it is more likely than not that the positions will be sustained on audit, including resolution of related appeals or litigation processes, if any. Uncertain tax benefits associated with the tax positions were measured based solely on the technical merits of being sustained on examinations. The Group concluded that there was no significant uncertain tax position requiring recognition in the consolidated financial statements for the years ended December 31, 2011, 2010 and 2009 and there is no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. As of December 31, 2011 and 2010, there were no interest and penalties related to uncertain tax positions recognized in the consolidated financial statements. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

The income tax returns of the Company and its subsidiaries remain open and subject to examination by the tax authorities of Hong Kong, Macau, the United States of America and other jurisdictions until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, Macau and the United States of America are 6 years, 5 years and 3 years, respectively.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION

The Group adopted a share incentive plan in 2006 (“2006 Share Incentive Plan”) to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentives to employees, Directors and consultants and to promote the success of its business. Under the 2006 Share Incentive Plan, the Group may grant either options to purchase the Company’s ordinary shares or restricted shares (Note: The restricted shares, as named in respective grant documents, are accounted for as nonvested shares). The plan administrator would determine the exercise price of an option and set forth the price in the award agreement. The exercise price may be a fixed or variable price related to the fair market value of the Company’s ordinary shares. If the Group grants an incentive share option to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant. The term of an award shall not exceed 10 years from the date of the grant. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2006 Share Incentive Plan (including shares issuable upon exercise of options) is 100,000,000 over 10 years, with a maximum of 50,000,000 over the first five years, which the Board of Directors of the Company approved the removal of the maximum limit of 50,000,000 shares issued over the first five years and the shareholders of the Company approved this removal at the general meeting held in May 2009. The new share incentive plan (“2011 Share Incentive Plan”) as described below was effective immediately after the listing of the Company’s ordinary shares on the Main Board of SEHK on December 7, 2011 and no further awards may be granted under the 2006 Share Incentive Plan on or after such date as all subsequent awards will be issued under the 2011 Share Incentive Plan. As of December 31, 2011 and 2010, nil and 63,347,487 shares out of 100,000,000 shares remained available for the grant of share options or restricted shares under the 2006 Share Incentive Plan.

On October 6, 2011, the Group adopted the 2011 Share Incentive Plan to promote the success and enhance the value of the Company by linking personal interests of the members of the Board, employees and consultants to those of the shareholders and by providing such individuals with incentive for outstanding performance to generate superior returns to the shareholders and such adoption was conditional upon the listing of the Company’s ordinary shares on the Main Board of SEHK on December 7, 2011. Under the 2011 Share Incentive Plan, the Group may grant various share based awards, including but not limited to, options to purchase the Company’s ordinary shares, share appreciation rights, restricted shares, etc. The term of such awards shall not exceed 10 years from the date of the grant. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2011 Share Incentive Plan is 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. As of December 31, 2011, 100,000,000 shares remain available for the grant of various share based awards as no award had been granted or agreed to be granted under the 2011 Share Incentive Plan.

The Group granted ordinary share options to certain personnel under the 2006 Share Incentive Plan during the years ended December 31, 2011 and 2010 with the exercise price determined at the closing price of the date of grant. These ordinary share options became exercisable over different vesting periods ranging from immediately vested on date of grant to four years with different vesting scale. The ordinary share options granted expire 10 years after the date of grant, except for options granted in the exchange program, described below, which have a range of 7.7 to 8.3 years’ life.

During the year ended December 31, 2009, the Board of Directors of the Company approved a proposal to allow for a one-time share option exchange program, designed to provide eligible employees an opportunity to exchange certain outstanding underwater share options for a lesser amount of new share options to be granted with lower exercise prices. Share options eligible for exchange were those that were granted on or prior to April 11, 2008 under the 2006 Share Incentive Plan. A total of approximately 5.4 million eligible share options were tendered by employees, representing 94% of the total share options eligible for exchange. The Group granted an aggregate of approximately 3.6 million new share options in exchange for the eligible share options surrendered. The exercise price of the new share options was $1.43, which was the closing price of the Company’s ordinary share on the grant date. No incremental share option expense was recognized for the exchange because the fair value of the new options, using Black-Scholes valuation model, was approximately equal to the fair value of the surrendered options they replaced. The significant assumptions used to determine the fair value of the new options includes expected dividend of nil, expected stock price volatility of 87.29%, risk-free interest rate of 2.11% and expected average life of 5.6 years.

During the year ended December 31, 2009, the Group settled bonus provision related to the year ended December 31, 2008 to employees with approximately 6.4 million restricted shares granted and vested on the same date in 2009. The total fair value of those restricted shares amounted to $6,914.

The Group has also granted restricted shares to certain personnel under the 2006 Share Incentive Plan during the years ended December 31, 2011, 2010 and 2009. These restricted shares have a vesting period ranging from immediately vested on date of grant to four years. The grant date fair value is determined with reference to the market closing price at date of grant.

The Group uses the Black-Scholes valuation model to determine the estimated fair value for each option grant issued, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Expected volatility is based on the historical volatility of a peer group of publicly traded companies. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair value per option was estimated at the date of grant using the following weighted-average assumptions (excludes options granted in share option exchange program):

	December 31,
	2011	2010	2009
Expected dividend yield	—	—	—
Expected stock price volatility	81.87%	79.24%	74.60%
Risk-free interest rate	2.07%	1.78%	1.45%
Expected average life of options (years)	5.1	5.5	5.5

Share Options

A summary of share options activity under the 2006 Share Incentive Plan as of December 31, 2011, and changes during the years ended December 31, 2011, 2010 and 2009 are presented below:

	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2009	22,270,246	$2.14
Granted	4,792,536	$1.07
Granted under option exchange program	3,612,327	$1.43
Exercised	—	$—
Forfeited	(2,809,419)	$1.93
Expired	(104,738)	$4.58
Cancelled under option exchange program	(5,418,554)	$4.39

Outstanding at December 31, 2009	22,342,398	$1.26
Granted	4,266,174	$1.17
Exercised	(804,285)	$1.17
Forfeited	(5,169,216)	$1.27
Expired	(181,578)	$4.48

Outstanding at December 31, 2010	20,453,493	$1.22
Granted	5,150,946	$2.52
Exercised	(3,835,596)	$1.03
Forfeited	(783,423)	$1.52
Expired	(68,958)	$4.40

Outstanding at December 31, 2011	20,916,462	$1.55	7.54	$35,367

Exercisable at December 31, 2011	11,007,541	$1.25	6.88	$22,290

A summary of share options vested and expected to vest under the 2006 Share Incentive Plan at December 31, 2011 are presented below:

	Vested
	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01 - $5.06) (Note)	11,007,541	$1.25	6.88	$22,290

Note: 6,961,784 share options vested during the year ended December 31, 2011 of which 68,958 share options expired.

	Expected to Vest
	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01 - $4.69)	9,908,921	$1.89	8.26	$13,077

The weighted-average fair value of share options granted (excludes options granted in the share option exchange program) during the years ended December 31, 2011, 2010 and 2009 were $1.67, $0.84 and $0.67, respectively. 3,835,596 and 804,285 share options were exercised and proceeds amounted to $3,950 and $938 were recognized during the years ended December 31, 2011 and 2010, respectively. The total intrinsic value of share options exercised for the years ended December 31, 2011 and 2010 were $8,348 and $767, respectively. No share options were exercised during the year ended December 31, 2009 and therefore no cash proceeds was recognized.

As of December 31, 2011, there was $9,183 unrecognized compensation costs related to unvested share options and the costs were expected to be recognized over a weighted-average period of 2.03 years.

Restricted Shares

A summary of the status of the 2006 Share Incentive Plan’s restricted shares as of December 31, 2011, and changes during the years ended December 31, 2011, 2010 and 2009 are presented below:

	Number of Restricted Shares	Weighted- Average Grant Date Fair Value
Unvested at January 1, 2009	7,538,076	$2.02
Granted	7,071,741	1.09
Vested	(10,825,445)	1.61
Forfeited	(538,341)	1.61

Unvested at December 31, 2009 and January 1, 2010	3,246,031	$1.41
Granted	1,463,151	1.38
Vested	(1,298,657)	1.67
Forfeited	(761,466)	1.27

Unvested at December 31, 2010 and January 1, 2011	2,649,059	$1.31
Granted	2,908,383	2.52
Vested	(1,252,223)	1.07
Forfeited	(302,716)	1.97

Unvested at December 31, 2011	4,002,503	$2.22

The total fair values at date of grant of the restricted shares vested during the years ended December 31, 2011, 2010 and 2009 were $1,339, $2,166 and $17,433, respectively.

As of December 31, 2011, there was $6,033 of unrecognized compensation costs related to restricted shares and the costs are expected to be recognized over a weighted-average period of 2.12 years.

The impact of share options and restricted shares for the years ended December 31, 2011, 2010 and 2009 recognized in the consolidated financial statements were as follows:

	Year Ended December 31,
	2011	2010	2009
Share options	$5,570	$4,439	$5,169
Restricted shares	3,054	1,606	6,638

Total share-based compensation expenses	$8,624	$6,045	$11,807
Less: share-based compensation expenses capitalized in construction in progress	—	(2)	(422)

Share-based compensation recognized in general and administrative expenses	$8,624	$6,043	$11,385

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
17.	EMPLOYEE BENEFIT PLANS

The Group provides defined contribution plans for its employees in Macau, Hong Kong, the United States of America and other jurisdictions.

Macau

Employees employed by the Group in Macau are members of government-managed Social Security Fund Scheme (the “SSF Scheme”) operated by the Macau Government and the Group is required to pay a monthly fixed contribution to the SSF Scheme to fund the benefits. The only obligation of the Group with respect to the SSF Scheme operated by the Macau Government is to make the required contributions under the scheme.

Hong Kong

Employees employed by the Group in Hong Kong are members of Mandatory Provident Fund Scheme (the “MPF Scheme”) operated by the Group. For these employees, with exception of executive officers, the Group’s and the employees’ contributions to the MPF Scheme are each set at 5% of the employees’ relevant income up to a maximum of HK$1,000 per employee per month. For executive officers, the employees’ contributions to the MPF Scheme are set at 5% of the employees’ salaries up to a maximum of HK$1,000 per employee per month. The Group’s contribution to the MPF Scheme is set at 10% of the employees’ base salaries. The excess of contributions over the Group’s mandatory portion, which is 5% of the employees’ salaries up to a maximum of HK$1,000 per employee per month, are treated as the Group’s voluntary contribution and are vested to executive officers at 10% per year with full vesting in 10 years. The Group’s contributions to the MPF Scheme are fully and immediately vested to the employees once they are paid. The MPF Scheme was established under trust with the assets of the funds held separately from those of the Group by independent trustees.

United States of America and Other Jurisdictions

The Group’s United States of America and other jurisdictions’ subsidiaries operate a number of defined contribution schemes. Contributions to the defined contribution schemes applicable to each year are made at a certain percentage of the employees’ payroll and met the minimum mandatory requirements.

During the years ended December 31, 2011, 2010 and 2009, the Group’s contributions into the provident fund were $5,414, $5,070 and $5,012, respectively.

DISTRIBUTION OF PROFITS	12 Months Ended
Dec. 31, 2011
DISTRIBUTION OF PROFITS
18.	DISTRIBUTION OF PROFITS

All subsidiaries incorporated in Macau are required to set aside a minimum of 10% to 25% of the entity’s profit after taxation to the legal reserve until the balance of the legal reserve reaches a level equivalent to 25% to 50% of the entity’s share capital in accordance with the provisions of the Macau Commercial Code. The legal reserve sets aside an amount from the subsidiaries’ statements of operations and is not available for distribution to the shareholders of the subsidiaries. The appropriation of legal reserve is recorded in the subsidiaries’ financial statements in the year in which it is approved by the board of directors of the relevant subsidiaries. As of December 31, 2011 and 2010, the balance of the reserve amounted to $3 in each of those years.

The City of Dreams Project Facility contained restrictions on payment of dividends by the Borrowing Group which applied until the City of Dreams Project Facility was amended on June 30, 2011. There was a restriction on paying dividends during the construction phase of the City of Dreams project. Upon completion of the construction of the City of Dreams, the relevant subsidiaries were only be able to pay dividends if they satisfied certain financial tests and conditions.

The 2011 Credit Facilities contain restrictions which apply on and from June 30, 2011 on paying dividends to the Company or persons who are not members of the 2011 Borrowing Group, unless certain financial tests and conditions are satisfied. Dividends may be paid from (i) excess cash flow as defined in the 2011 Credit Facilities generated by the 2011 Borrowing Group subject to compliance with the financial covenants under the 2011 Credit Facilities; or (ii) cash held by the 2011 Borrowing Group in an amount not exceeding the aggregate cash and cash equivalents investments of the 2011 Borrowing Group as at June 30, 2011 subject to a certain amount of cash and cash equivalents being retained for operating purposes and, in either case, there being no event of default continuing or likely to occur under the 2011 Credit Facilities as a result of making such payment.

The indenture governing the Senior Notes also contains certain covenants that, subject to certain exceptions and conditions, restrict the payment of dividends for MCE Finance and its restricted subsidiaries.

During the years ended December 31, 2011, 2010 and 2009, the Company did not declare or pay any cash dividends on the ordinary shares. No dividends have been proposed since the end of the reporting period.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments

As of December 31, 2011, the Group had capital commitments contracted for but not provided mainly for the construction and acquisition of property and equipment for City of Dreams and Studio City totaling $60,643.

(b)	Lease Commitments and Other Arrangements

Operating Leases — As a lessee

The Group leases office space, Mocha Clubs sites and staff quarters under non-cancellable operating lease agreements that expire at various dates through June 2022. Those lease agreements provide for periodic rental increases based on both contractual agreed incremental rates and on the general inflation rate once agreed by the Group and its lessor. During the years ended December 31, 2011, 2010 and 2009, the Group incurred rental expenses amounting to $16,944, $15,373 and $14,557, respectively.

As of December 31, 2011, minimum lease payments under all non-cancellable leases were as follows:

Year ending December 31,
2012	$12,105
2013	7,272
2014	5,098
2015	3,850
2016	2,686
Over 2016	12,145

$43,156

As grantor of operating and right to use arrangement

The Group entered into non-cancellable operating and right to use agreements mainly for mall spaces in the City of Dreams site with various retailers that expire at various dates through February 2022. Certain of the operating and right to use agreements include minimum base fee and operating fee with escalated contingent fee clauses. During the years ended December 31, 2011, 2010 and 2009, the Group received contingent fees amounting to $18,053, $12,801 and $5,547, respectively.

As of December 31, 2011, minimum future fees to be received under all non-cancellable operating and right to use agreements were as follows:

Year ending December 31,
2012	$11,359
2013	10,602
2014	9,835
2015	5,567
2016	1,418
Over 2016	163

$38,944

The total minimum future fees do not include the escalated contingent fee clauses.

(c)	Other Commitments

Gaming subconcession

On September 8, 2006, the Macau Government granted a gaming subconcession to Melco Crown Gaming to operate the gaming business in Macau. Pursuant to the gaming subconcession agreement, Melco Crown Gaming has committed to the following:

i)	To pay the Macau Government a fixed annual premium of $3,744 (MOP30,000,000).

ii)	To pay the Macau Government a variable premium depending on the number and type of gaming tables and gaming machines that the Group operates. The variable premium is calculated as follows:

•	$37 (MOP300,000) per year for each gaming table (subject to a minimum of 100 tables) reserved exclusively for certain kind of games or to certain players;

•	$19 (MOP150,000) per year for each gaming table (subject to a minimum of 100 tables) not reserved exclusively for certain kind of games or to certain players; and

•	$0.1 (MOP1,000) per year for each electrical or mechanical gaming machine, including the slot machine.

iii)	To pay the Macau Government a sum of 1.6% of the gross revenues of the gaming business operations on a monthly basis, that will be made available to a public foundation for the promotion, development and study of social, cultural, economic, educational, scientific, academic and charity activities, to be determined by the Macau Government.

iv)	To pay the Macau Government a sum of 2.4% of the gross revenues of the gaming business operations on a monthly basis, which will be used for urban development, tourist promotion and the social security of Macau.

v)	To pay special gaming tax to the Macau Government of an amount equal to 35% of the gross revenues of the gaming business operations on a monthly basis.

vi)	Melco Crown Gaming must maintain two bank guarantees issued by a specific bank with the Macau Government as the beneficiary in a maximum amount of $62,395 (MOP500,000,000) from September 8, 2006 to September 8, 2011 and a maximum amount of $37,437 (MOP300,000,000) from September 8, 2011 until the 180th day after the termination date of the gaming subconcession.

As a result of the bank guarantees given by the bank to the Macau Government as disclosed in Note 19(c)(vi) above, a sum of 1.75% of the guarantee amount will be payable by Melco Crown Gaming quarterly to such bank.

Land concession contracts

The Company’s subsidiaries have entered into concession contracts for the land on which our Altira Macau, City of Dreams and Studio City properties and development projects are located. The title to the land lease right is obtained once the related land concession contract is published in the Macau official gazette. The contracts have a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to payment of a special contribution to be defined by the Macau Government, and impose special development conditions. The Company’s land holding subsidiaries are required to i) pay an upfront land premium, which is recognized as land use right in the consolidated balance sheet and a nominal annual government land use fee, which is recognized as general and administrative expense and may be adjusted every five years; and ii) place a guarantee deposit upon acceptance of the land lease terms, which is subject to adjustments from time to time in line with the amounts paid as annual land use fee. During the land concession term, amendments have been sought which have or will result in revisions to the development conditions, land premium and government land use fees.

Altira Macau

In March 2006, the Macau Government granted the Taipa Land on which Altira Macau is located to Altira Developments Limited (“Altira Developments”), an indirect subsidiary of the Company. The land premium of approximately $18,685 was fully paid in July 2006, a guarantee deposit of approximately $20 was paid upon acceptance of the land lease terms in 2006 and government land use fees of approximately $171 per annum are payable. As of December 31, 2011, the Group’s total commitment for government land use fees for the Altira Macau site to be paid during the remaining term of the land concession contract was $3,282.

City of Dreams

In August 2008, the Macau Government granted the Cotai Land on which City of Dreams is located to Melco Crown (COD) Developments and Melco Crown Gaming. The initial land premium is approximately $105,091, of which approximately $80,850 has been paid as of December 31, 2011 and the remaining amount of approximately $24,241, accruing with 5% interest per annum, is due to be paid in three biannual installments, and a guarantee deposit of approximately $424 was also paid upon acceptance of the land lease terms in February 2008. Melco Crown (COD) Developments and Melco Crown Gaming applied for an amendment to the land concession contract in 2009 to increase the total developable gross floor area and the purpose of such area which required an additional land premium of approximately $32,118 was fully paid in March 2010, and government land use fees were revised to approximately $1,185 per annum. This amendment process was completed on September 15, 2010. As of December 31, 2011 and 2010, the total outstanding balance of the land premium was included in accrued expenses and other current liabilities in an amount of $15,960 and $15,191 and in land use rights payable in an amount of $8,281 and $24,241, respectively. As of December 31, 2011, the Group’s total commitment for government land use fees for the City of Dreams site to be paid during the remaining term of the land concession contract was $25,569.

Studio City

In October 2001, the Macau Government granted the Studio City Land on which Studio City is located to Studio City Developments Limited (formerly known as MSC Desenvolvimentos, Limitada and East Asia Satellite Television Limited) (“Studio City Developments”), an indirect subsidiary of the Company. In accordance with the terms of the land concession contract, a land premium of approximately $2,910 was fully paid in 2005, a guarantee deposit of approximately $105 has been provided and government land use fees of approximately $105 per annum are payable. Since 2005, the land concession contract has been in the process of being amended.

In November 2006, the Macau Government issued a proposed amendment which was accepted by Studio City Developments that required an additional land premium of approximately $70,581 and the government land use fees would be revised to approximately $326 per annum during the development period of Studio City and approximately $527 per annum after the development period. An additional guarantee deposit of approximately $326 was paid upon acceptance of the land lease terms and conditions proposed by the Macau Government. Approximately $23,561 of the additional land premium due was paid in 2006 and the remaining amount of approximately $47,020 would be due in five biannual installments, accrued with 5% interest per annum, with the first installment to be paid within six months from the date the amended contract would be published in the Macau official gazette. The November 2006 proposed amendment was not published and since that date other amendments have been requested and are in progress with the Macau Government.

As of December 31, 2011, the Group’s total outstanding balance of the land premium of approximately $47,020 was included in land use rights payable and the Group’s total commitment for government land use fees for the Studio City site to be paid during the remaining term of the land concession contract was approximately $7,799.

Service agreements

As of December 31, 2011, the Group had other commitments contracted for but not provided in respect of shuttle buses and limousines services mainly for the operations of Altira Macau and the City of Dreams totaling $2,237. Expenses for the shuttle buses and limousines services during the years ended December 31, 2011, 2010 and 2009 amounted to $12,734, $12,709 and $10,653, respectively.

As of December 31, 2011, the Group had other commitments contracted for but not provided in respect of cleaning, maintenance, consulting, marketing and other services mainly for the operations of Mocha Clubs, Altira Macau and City of Dreams totaling $14,435. Expenses for such services during the years ended December 31, 2011, 2010 and 2009 amounted to $23,994, $17,201 and $5,561, respectively.

As of December 31, 2011, the Group had other commitments contracted but not provided in respect of trademark and memorabilia license fees for operations of City of Dreams hotels and casino totaling $6,678. Expenses for the trademark and memorabilia license fees during the years ended December 31, 2011, 2010 and 2009 amounted to $1,757, $1,610 and $889, respectively.

As of December 31, 2011, the Group had other commitments contracted for but not provided in respect of fees for the operation of an entertainment show in City of Dreams, which commenced performance in September 2010, totaling $20,667. Fees for the operation of the entertainment show during the years ended December 31, 2011 and 2010 amounted to $8,076 and $2,349, respectively.

(d)	Guarantees

As of December 31, 2011, Melco Crown Gaming has issued a promissory note (“Livrança”) of $68,635 (MOP550,000,000) to a bank in respect of bank guarantees issued to the Macau Government as disclosed in Note 19(c)(vi) to the consolidated financial statements.

As of December 31, 2011, the Group has entered into two deeds of guarantee with third parties amounted to $35,000 to guarantee certain payment obligations of the City of Dreams’ operations.

During the year ended December 31, 2009, the Group issued a bank guarantee to the Macau Government amounted to $22,462 (MOP180,000,000) to guarantee payment of the additional land premium of $32,118 payable to the Macau Government for the increased developable gross floor area of Cotai Land, where the City of Dreams site is located, as disclosed in Note 8. The guarantee has been released as of December 31, 2010.

(e)	Litigation

As of December 31, 2011, the Group is currently a party to certain legal proceedings which relate to matters arising out of the ordinary course of its business. Management does not believe that the outcome of such proceedings will have a material effect on the Group’s financial position, results of operations or cash flows.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2011, 2010 and 2009, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2011	2010	2009
Transactions with affiliated companies
Chang Wah Garment Manufacturing Company Limited (“Chang Wah”) (1)	Operating and office supplies expenses	$—	$—	$175
	Purchase of property and equipment	—	—	150
Chin Son, Limited (2)	Purchase of property and equipment	1,756	—	—
Crown's subsidiary	Consultancy fee capitalized in construction in progress	—	—	1,312
	Consultancy fee recognized as expense	461	298	761
	Management fees expense	—	3	45
	Office rental expense	—	3	13
	Purchase of property and equipment	307	—	74
	Service fee expense (5)	—	(24)	48
	Traveling expense	—	—	12
	Other service fee income	43	14	767
	Rooms and food and beverage income	—	3	—
Lisboa Holdings Limited (2)	Office rental expense	1,493	1,106	1,105
Melco’s subsidiaries and its associated companies	Advertising and promotional expenses	9	—	—
	Consultancy fee expense	509	570	540
	Management fees expense	14	14	—
	Network support fee expense	—	—	28
	Office rental expense	533	533	485
	Operating and office supplies expenses	68	160	33
	Purchase of property and equipment	186	1,287	55,021
	Repairs and maintenance expenses	—	236	87
	Service fee expense (6)	502	524	646
	Other service fee income	307	254	129
	Rooms and food and beverage income	221	13	12
Melco Crown Entertainment Charity Association (“MCE Charity Association”) (3)	Donation expense	120	—	—
MGM Grand Paradise Limited (“MGM”) (2)	Office rental expense	—	—	155
	Operating and office supplies expenses	—	3	—
	Purchase of property and equipment	—	—	37
Shuffle Master Asia Limited
(“Shuffle Master”) (4)	Operating and office supplies expenses	—	—	31
	Purchase of property and equipment	—	—	4,200
Shun Tak Holdings Limited and its subsidiaries (referred to as “Shun Tak Group”) (2)	Advertising and promotional expenses	—	—	126
	Office rental expense	124	212	131
	Operating and office supplies expenses	20	18	18
	Purchase of property and equipment	6	—	—
	Traveling expense (7)	2,794	2,750	2,058
	Rooms and food and beverage income	445	64	—
Sky Shuttle Helicopters Limited (“Sky Shuttle”) (2)	Traveling expense	2,008	1,433	852
Sociedade de Jogos de Macau S.A. (“SJM”) (2)	Office rental expense	—	158	206
	Traveling expense capitalized in construction in progress (7)	2	—	—
	Traveling expense recognized as expense (7)	482	—	—
Sociedade de Turismo e Diversões de Macau, S.A. (“STDM”) and its subsidiaries (together with STDM referred to as “STDM Group”) (2)	Advertising and promotional expenses	116	75	85
	Office rental expense	807	259	259
	Service fee expense	113	—	54
	Traveling expense capitalized in construction in progress (7)	—	3	65
	Traveling expense recognized as expense (7)	115	792	739
Transactions with shareholders
Crown	Interest charges capitalized in construction in progress	—	—	198
	Interest charges recognized as expense	97	86	77
	Other service fee income	4	—	—
	Rooms and food and beverage income	39	—	—
Melco	Interest charges capitalized in construction in progress	—	—	765
	Interest charges recognized as expense	174	156	138
	Other service fee income	—	23	—
	Rooms and food and beverage income	$15	$39	$11

Notes

(1)	A company in which a relative of Mr. Lawrence Ho, the Company’s Chief Executive Officer, had beneficial interest until end of December 2009.

(2)	Companies in which a relative/relatives of Mr. Lawrence Ho has/have beneficial interests.

(3)	An association of which certain subsidiaries of the Company are directors.

(4)	Companies in which the Company’s former Chief Operating Officer, who resigned this position in May 2009, was an independent non-executive director of its parent company.

(5)	The negative amount including reversal of over-accrual of related expense during the year.

(6)	The amounts mainly represent the Company’s reimbursement to Melco’s subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company’s Chief Executive Officer.

(7)	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.

(a)	Amounts Due From Affiliated Companies

The outstanding balances arising from operating income received or prepayment of operating expenses as of December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Melco's subsidiaries and its associated companies	$1,744	$1,464
Shun Tak Group	102	64

	$1,846	$1,528

The maximum amounts outstanding due from Melco’s subsidiaries during the years ended December 31, 2011 and 2010 were $1,841 and $1,757, respectively. The maximum amounts outstanding due from Melco’s associated companies during the years ended December 31, 2011 and 2010 were $4 and $5, respectively.

The maximum amounts outstanding due from Shun Tak Group during the years ended December 31, 2011 and 2010 were $236 and $64, respectively.

The outstanding balances due from affiliated companies as of December 31, 2011 and 2010 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(b)	Amounts Due To Affiliated Companies

The outstanding balances arising from operating expenses as of December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Crown's subsidiary	$18	$99
Melco's subsidiaries and its associated companies	179	134
MCE Charity Association	120	—
Shun Tak Group	304	276
SJM	113	—
Sky Shuttle	302	—
STDM Group	101	164

	$1,137	$673

The outstanding balances due to affiliated companies as of December 31, 2011 and 2010 as mentioned above are unsecured, non-interest bearing and repayable on demand.

(c)	Loans From Shareholders

Melco and Crown provided loans to the Company mainly for working capital purposes, for the acquisition of the Altira Macau and the City of Dreams sites and for construction of Altira Macau and City of Dreams.

As of December 31, 2010, the outstanding loan balance due to Melco amounted to HK$578,577,752 (approximately $74,367), was unsecured, interest bearing at 3-month HIBOR per annum and at 3-month HIBOR plus 1.5% per annum only during the period from May 16, 2008 to May 15, 2009 and repayable in May 2012. As of December 31, 2010, the outstanding loan balance due to Crown amounted to HK$321,157,031 (approximately $41,280), was unsecured, interest bearing at 3-month HIBOR per annum and repayable in May 2012.

On November 18, 2011, Melco and Crown agreed to convert their respective shareholder loans into equity. They entered into a series of agreements, pursuant to which, on November 29, 2011 (the “Capitalization Date”):

•

Melco transferred by novation HK$180,000,000 (approximately $23,136) of the outstanding loan balances owed to Melco by the Company to Crown. On completion of the novation, the Company was indebted to Melco in the sum of HK$398,577,752 (approximately $51,231) and Crown in the sum of HK$501,157,031 (approximately $64,416).

•

Each of Melco and Crown agreed to convert outstanding loan balances owed by the Company to them into shares. The Company issued a total of 40,211,930 ordinary shares in connection with the shareholder loan conversion, based on a conversion price of $2.87 per share.

The maximum amount of outstanding loan balances due to Melco and Crown during the years ended December 31, 2011 and 2010 was HK$578,577,752 (approximately $74,367) and HK$501,157,031 (approximately $64,416), respectively.

(d)	Amounts Due From/To Shareholders

As of December 31, 2011, the outstanding balance due from Melco of $6, arising from operating income received. As of December 31, 2010, the outstanding balance was a payable to Melco of $23, mainly related to interest payable on the outstanding loan balances. These amounts were unsecured, non-interest bearing and repayable on demand.

The amounts of $13 due to Crown as of December 31, 2010, related to interest payable on the outstanding loan balances, were unsecured, non-interest bearing and repayable on demand.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Group is principally engaged in the gaming and hospitality business. The chief operating decision maker monitors its operations and evaluates earnings by reviewing the assets and operations of Mocha Clubs, Altira Macau, City of Dreams and Studio City, which was acquired by the Group in July 2011. Taipa Square Casino is included within Corporate and Others. All revenues were generated in Macau.

Total Assets

	December 31,
	2011	2010	2009
Mocha Clubs	$174,404	$145,173	$144,455
Altira Macau	577,145	571,504	575,477
City of Dreams	3,103,458	3,202,692	3,075,052
Studio City	713,637	—	—
Corporate and Others	1,701,336	965,071	1,067,861

Total consolidated assets	$6,269,980	$4,884,440	$4,862,845

Capital Expenditures

	Year Ended December 31,
	2011	2010	2009
Mocha Clubs	$23,558	$13,140	$11,448
Altira Macau	6,662	7,784	6,712
City of Dreams	39,774	94,279	808,424
Studio City	713,253	—	—
Corporate and Others	2,387	4,457	2,152

Total capital expenditures	$785,634	$119,660	$828,736

For the years ended December 31, 2011, 2010 and 2009, there was no single customer that contributed more than 10% of the total revenues.

The Group’s segment information on its results of operations for the following years is as follows:

	Year Ended December 31,
	2011	2010	2009
NET REVENUES
Mocha Clubs	$131,934	$111,984	$97,984
Altira Macau	1,173,930	859,755	658,043
City of Dreams	2,491,383	1,638,401	552,141
Studio City	—	—	—
Corporate and Others	33,600	31,836	24,705

Total net revenues	$3,830,847	$2,641,976	$1,332,873

ADJUSTED PROPERTY EBITDA (1)
Mocha Clubs	$40,475	$29,831	$25,416
Altira Macau	246,300	133,679	13,702
City of Dreams	594,440	326,338	56,666
Studio City	(300)	—	—

Total adjusted property EBITDA	880,915	489,848	95,784

OPERATING COSTS AND EXPENSES
Pre-opening costs	(2,690)	(18,648)	(91,882)
Development costs	(1,110)	—	—
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(34,401)	(19,522)	(18,395)
Depreciation and amortization	(259,224)	(236,306)	(141,864)
Share-based compensation	(8,624)	(6,043)	(11,385)
Property charges and others	(1,025)	(91)	(7,040)
Corporate and others expenses	(71,494)	(59,489)	(40,028)

Total operating costs and expenses	(435,805)	(397,336)	(367,831)

OPERATING INCOME (LOSS)	445,110	92,512	(272,047)

NON-OPERATING EXPENSES
Interest income	4,131	404	498
Interest expenses, net of capitalized interest	(113,806)	(93,357)	(31,824)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	(4,310)	—	—
Change in fair value of interest rate swap agreements	3,947	—	—
Amortization of deferred financing costs	(14,203)	(14,302)	(5,974)
Loan commitment fees	(1,411)	3,811	(2,253)
Foreign exchange (loss) gain, net	(1,771)	3,563	491
Other income, net	3,664	1,074	2,516
Listing expenses	(8,950)	—	—
Loss on extinguishment of debt	(25,193)	—	—
Costs associated with debt modification	—	(3,310)	—

Total non-operating expenses	(157,902)	(102,117)	(36,546)

INCOME (LOSS) BEFORE INCOME TAX	287,208	(9,605)	(308,593)
INCOME TAX CREDIT (EXPENSE)	1,636	(920)	132

NET INCOME (LOSS)	288,844	(10,525)	(308,461)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING
INTERESTS	5,812	—	—

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO
CROWN ENTERTAINMENT LIMITED	$294,656	$(10,525)	$(308,461)

Note

(1)	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, share-based compensation, property charges and others, corporate and other expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams and Studio City and to compare the operating performance of its properties with those of its competitors.

ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2011
ACQUISITION OF SUBSIDIARIES
22.	ACQUISITION OF SUBSIDIARIES

On June 16, 2011, the Company entered into a share purchase agreement and through its indirect subsidiary, MCE Cotai Investments Limited (“MCE Cotai”), to acquire from an affiliate of eSun Holdings Limited (“eSun Holdings”), an independent third party, a 60% equity interest in Studio City International Holdings Limited (formerly known as Cyber One Agents Limited) (“Studio City International Holdings”) (together with its direct and indirect subsidiaries, the “Studio City Group”), which is the developer of Studio City. The total consideration under the share purchase agreement and related transaction documents is $360,000 which include i) a payment to an affiliate of eSun Holdings for its entire 60% interest in, and a shareholder’s loan extended to, the Studio City Group at $200,000 and $60,000, respectively; where $65,000 and $195,000 were paid by the Group in June 2011 and July 2011, respectively, and ii) a payment of $100,000 in cash in three installments of $50,000, $25,000 and $25,000 over two years commencing upon the closing of the transaction on July 27, 2011 to New Cotai Holdings, LLC (the noncontrolling shareholder who owns 40% interest in Studio City International Holdings), for transferring to the Studio City Group the shares of other entities that own rights to develop the gaming areas of Studio City. The first installment of $50,000 was settled by the Group in August 2011, the second installment of $25,000 will be payable in July 2012 and the remaining installment of $25,000 will be payable in July 2013.

On July 27, 2011, the Group completed the acquisition of 60% equity interest in the Studio City Group. The Studio City Group did not have any operation and revenue before the acquisition. The Group principally acquired a parcel of land and related construction in progress through the acquisition of the Studio City Group and this transaction was accounted for as acquisition of assets and liabilities.

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:
Cash and cash equivalents	$35,818
Prepaid expenses and other current assets	72
Deposits	432
Land use right, net	549,079
Construction in progress	139,201
Accrued expenses and other current liabilities	(10,939)
Land use right payable	(47,020)
Deferred tax liabilities	(54,985)
Noncontrolling interests	(237,309)

Net assets	$374,349

Total consideration satisfied by:
Cash paid	$310,000
Payables for acquisition of assets and liabilities	45,964

355,964
Direct costs incurred for acquisition of assets and liabilities	18,385

$374,349

CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
23.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

In May 2010, MCE Finance (the “Issuer”), an indirect subsidiary of the Company (the “Parent”), issued the Senior Notes as disclosed in Note 11.

The Issuer and all subsidiary guarantors except Melco Crown Gaming are 100% directly or indirectly owned by the Parent guarantor. Certain Macau laws require companies limited by shares (sociedade anónima) incorporated in Macau to have a minimum of three shareholders, and all gaming concessionaires and subconcessionaires to be managed by a Macau permanent resident, the managing director, who must hold at least 10% of the share capital of the concessionaire or subconcessionaire. In accordance with such Macau laws, approximately 90% of the share capital of Melco Crown Gaming is indirectly owned by the Parent. While the Group complies with the Macau laws, Melco Crown Gaming is considered an indirectly 100% owned subsidiary of the Parent for purposes of the consolidated financial statements of the Parent because the economic interest of the 10% holding of the managing director is limited to, in aggregate with other class A shareholders, MOP1 on the winding up or liquidation of Melco Crown Gaming and to receive an aggregate annual dividend of MOP1. The City of Dreams Project Facility, the 2011 Credit Facilities and the gaming subconcession agreement significantly restrict the Parent’s, the Issuer’s and the subsidiary guarantors’ ability to obtain funds from each other guarantor subsidiary in the form of a dividend or loan.

Condensed consolidating financial statements for the Parent, Issuer, guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010, and 2009 are presented in the following tables. Information has been presented such that investments in subsidiaries, if any, are accounted for under the equity method and the principal elimination entries eliminate the investments in subsidiaries and intercompany balances and transactions. Additionally, the guarantor and non-guarantor subsidiaries are presented on a combined basis.

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$77,805	$—	$1,014,033	$66,186	$—	$1,158,024
Accounts receivables, net	—	—	306,500	—	—	306,500
Amounts due from affiliated companies	1,551	—	299	46	(50)	1,846
Amount due from a shareholder	—	—	6	—	—	6
Intercompany receivables	49,889	7,822	59,500	171,217	(288,428)	—
Inventories	—	—	15,258	—	—	15,258
Prepaid expenses and other current assets	5,966	43	15,027	2,846	—	23,882

Total current assets	135,211	7,865	1,410,623	240,295	(288,478)	1,505,516

PROPERTY AND EQUIPMENT, NET	—	—	2,481,176	174,253	—	2,655,429
GAMING SUBCONCESSION, NET	—	—	599,505	—	—	599,505
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENT IN SUBSIDIARIES	3,415,113	2,599,928	4,114,259	381,420	(10,510,720)	—
ADVANCE TO ULTIMATE HOLDING COMPANY	—	—	—	56,140	(56,140)	—
LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS	135	—	71,742	981	—	72,858
RESTRICTED CASH	364,807	—	—	—	—	364,807
DEFERRED TAX ASSETS	—	—	—	24	—	24
DEFERRED FINANCING COSTS	5,159	11,637	25,942	—	—	42,738
LAND USE RIGHTS, NET	—	—	408,630	534,338	—	942,968

TOTAL	$3,920,425	$2,619,430	$9,198,012	$1,387,451	$(10,855,338)	$6,269,980

LIABILITIES AND SHAREHOLDERS’
EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$12,023	$—	$—	$12,023
Accrued expenses and other current liabilities	8,317	8,046	519,114	53,242	—	588,719
Income tax payable	67	—	—	1,173	—	1,240
Intercompany payables	181,609	—	73,254	33,565	(288,428)	—
Amounts due to affiliated companies	52	—	1,032	103	(50)	1,137

Total current liabilities	190,045	8,046	605,423	88,083	(288,478)	603,119

LONG-TERM DEBT	718,085	593,166	1,014,729	—	—	2,325,980
OTHER LONG-TERM LIABILITIES	—	—	4,986	22,914	—	27,900
DEFERRED TAX LIABILITIES	—	—	16,900	53,128	—	70,028
ADVANCE FROM ULTIMATE
HOLDING COMPANY	—	—	1,066,119	341,934	(1,408,053)	—
LOAN FROM INTERMEDIATE HOLDING COMPANY	—	—	580,630	—	(580,630)	—
ADVANCE FROM IMMEDIATE HOLDING COMPANY	—	—	—	56,140	(56,140)	—
ADVANCE FROM A SUBSIDIARY	56,140	—	—	—	(56,140)	—
LAND USE RIGHTS PAYABLE	—	—	8,281	47,020	—	55,301
SHAREHOLDERS’ EQUITY
Total Melco Crown Entertainment Limited shareholders’ equity	2,956,155	2,018,218	5,900,944	778,232	(8,697,394)	2,956,155
Noncontrolling interests	—	—	—	—	231,497	231,497

TOTAL	$3,920,425	$2,619,430	$9,198,012	$1,387,451	$(10,855,338)	$6,269,980

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3,198	$—	$410,767	$27,958	$—	$441,923
Restricted cash	—	—	167,286	—	—	167,286
Accounts receivable, net	—	—	259,521	—	—	259,521
Amounts due from affiliated companies	1,351	—	167	60	(50)	1,528
Intercompany receivables	77,682	8,099	32,198	174,481	(292,460)	—
Income tax receivable	198	—	—	—	—	198
Inventories	—	—	14,990	—	—	14,990
Prepaid expenses and other current assets	4,722	9	9,048	1,247	—	15,026

Total current assets	87,151	8,108	893,977	203,746	(292,510)	900,472

PROPERTY AND EQUIPMENT, NET	—	—	2,660,069	11,826	—	2,671,895
GAMING SUBCONCESSION, NET	—	—	656,742	—	—	656,742
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENTS IN SUBSIDIARIES	2,734,880	2,254,958	4,058,120	6,301	(9,054,259)	—
LONG-TERM PREPAYMENT,
DEPOSITS AND OTHER ASSETS	641	—	94,470	518	—	95,629
DEFERRED TAX ASSETS	—	—	—	25	—	25
DEFERRED FINANCING COSTS	—	13,452	31,935	—	—	45,387
LAND USE RIGHTS, NET	—	—	428,155	—	—	428,155

TOTAL	$2,822,672	$2,276,518	$8,909,603	$222,416	$(9,346,769)	$4,884,440

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$8,880	$—	$—	$8,880
Accrued expenses and other current liabilities	1,890	8,270	441,641	10,283	—	462,084
Income tax payable	—	—	—	934	—	934
Current portion of long-term debt	—	—	202,997	—	—	202,997
Intercompany payables	181,771	19	93,329	17,341	(292,460)	—
Amounts due to affiliated companies	137	—	510	76	(50)	673
Amounts due to shareholders	36	—	—	—	—	36

Total current liabilities	183,834	8,289	747,357	28,634	(292,510)	675,604

LONG-TERM DEBT	—	592,443	928,808	—	—	1,521,251
OTHER LONG-TERM LIABILITIES	—	—	6,476	20	—	6,496
DEFERRED TAX LIABILITIES	—	—	17,818	192	—	18,010
ADVANCE FROM ULTIMATE HOLDING COMPANY	—	—	1,047,648	11,254	(1,058,902)	—
LOAN FROM INTERMEDIATE HOLDING COMPANY	—	—	578,617	—	(578,617)	—
LOANS FROM SHAREHOLDERS	115,647	—	—	—	—	115,647
LAND USE RIGHT PAYABLE	—	—	24,241	—	—	24,241
SHAREHOLDERS’ EQUITY
Total shareholders’ equity	2,523,191	1,675,786	5,558,638	182,316	(7,416,740)	2,523,191

TOTAL	$2,822,672	$2,276,518	$8,909,603	$222,416	$(9,346,769)	$4,884,440

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$3,679,423	$—	$—	$3,679,423
Rooms	—	—	105,565	—	(2,556)	103,009
Food and beverage	—	—	68,409	—	(6,569)	61,840
Entertainment, retail and others	—	—	96,085	47	(9,965)	86,167

Gross revenues	—	—	3,949,482	47	(19,090)	3,930,439
Less: promotional allowances	—	—	(99,592)	—	—	(99,592)

Net revenues	—	—	3,849,890	47	(19,090)	3,830,847

OPERATING COSTS AND EXPENSES
Casino	—	—	(2,701,999)	—	3,018	(2,698,981)
Rooms	—	—	(18,631)	—	384	(18,247)
Food and beverage	—	—	(34,699)	—	505	(34,194)
Entertainment, retail and others	—	—	(71,151)	—	12,747	(58,404)
General and administrative	(19,474)	(182)	(216,640)	(61,162)	77,234	(220,224)
Pre-opening costs	—	—	(1,556)	(1,138)	4	(2,690)
Development costs	—	—	—	(1,110)	—	(1,110)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,525)	(14,876)	—	(34,401)
Depreciation and amortization	—	—	(257,414)	(1,810)	—	(259,224)
Property charges and others	(1,000)	—	(25)	—	—	(1,025)

Total operating costs and expenses	(20,474)	(182)	(3,378,877)	(80,096)	93,892	(3,385,737)

OPERATING (LOSS) INCOME	(20,474)	(182)	471,013	(80,049)	74,802	445,110

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(8,377)	1,290	(101,502)	(1,086)	—	(109,675)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	—	—	(4,310)	—	—	(4,310)
Change in fair value of interest rate swap agreements	—	—	3,947	—	—	3,947
Other finance costs	(2,260)	(1,815)	(11,539)	—	—	(15,614)
Foreign exchange loss, net	(293)	—	(1,445)	(33)	—	(1,771)
Other income, net	14,812	182	—	63,472	(74,802)	3,664
Listing expenses	(8,950)	—	—	—	—	(8,950)
Loss on extinguishment of debt	—	—	(25,193)	—	—	(25,193)
Share of results of subsidiaries	320,809	332,536	(1)	—	(653,344)	—

Total non-operating income (expenses)	315,741	332,193	(140,043)	62,353	(728,146)	(157,902)

INCOME (LOSS) BEFORE INCOME TAX	295,267	332,011	330,970	(17,696)	(653,344)	287,208
INCOME TAX (EXPENSE) CREDIT	(611)	—	915	1,332	—	1,636

NET INCOME (LOSS)	294,656	332,011	331,885	(16,364)	(653,344)	288,844
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	—	—	—	5,812	5,812

NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$294,656	$332,011	$331,885	$(16,364)	$(647,532)	$294,656

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$2,550,542	$—	$—	$2,550,542
Rooms	—	—	86,165	—	(2,447)	83,718
Food and beverage	—	—	61,738	—	(5,059)	56,679
Entertainment, retail and others	—	—	33,692	194	(1,207)	32,679

Gross revenues	—	—	2,732,137	194	(8,713)	2,723,618
Less: promotional allowances	—	—	(81,642)	—	—	(81,642)

Net revenues	—	—	2,650,495	194	(8,713)	2,641,976

OPERATING COSTS AND EXPENSES
Casino	—	—	(1,951,336)	—	2,312	(1,949,024)
Rooms	—	—	(16,674)	—	542	(16,132)
Food and beverage	—	—	(33,263)	—	365	(32,898)
Entertainment, retail and others	—	—	(25,332)	—	5,556	(19,776)
General and administrative	(14,985)	(19)	(197,478)	(47,268)	59,920	(199,830)
Pre-opening costs	—	—	(18,972)	—	324	(18,648)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,522)	—	—	(19,522)
Depreciation and amortization	—	—	(234,427)	(1,879)	—	(236,306)
Property charges and others	—	—	(91)	—	—	(91)

Total operating costs and expenses	(14,985)	(19)	(2,554,332)	(49,147)	69,019	(2,549,464)

OPERATING (LOSS) INCOME	(14,985)	(19)	96,163	(48,953)	60,306	92,512

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(236)	759	(93,499)	23	—	(92,953)
Other finance costs	—	(1,134)	(9,357)	—	—	(10,491)
Foreign exchange (loss) gain, net	(41)	(179)	2,042	1,741	—	3,563
Other income, net	11,257	19	391	49,713	(60,306)	1,074
Costs associated with debt modification	—	—	(3,310)	—	—	(3,310)
Share of results of subsidiaries	(6,129)	(7,298)	(1)	—	13,428	—

Total non-operating income (expenses)	4,851	(7,833)	(103,734)	51,477	(46,878)	(102,117)

(LOSS) INCOME BEFORE INCOME TAX	(10,134)	(7,852)	(7,571)	2,524	13,428	(9,605)
INCOME TAX EXPENSES	(391)	—	(166)	(363)	—	(920)

NET (LOSS) INCOME	$(10,525)	$(7,852)	$(7,737)	$2,161	$13,428	$(10,525)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the year ended December 31, 2009

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$1,304,634	$—	$—	$1,304,634
Rooms	—	—	42,598	—	(1,383)	41,215
Food and beverage	—	—	29,450	—	(1,270)	28,180
Entertainment, retail and others	—	—	10,103	1	1,773	11,877

Gross revenues	—	—	1,386,785	1	(880)	1,385,906
Less: promotional allowances	—	—	(53,033)	—	—	(53,033)

Net revenues	—	—	1,333,752	1	(880)	1,332,873

OPERATING COSTS AND EXPENSES
Casino	—	—	(1,130,887)	—	585	(1,130,302)
Rooms	—	—	(6,402)	—	45	(6,357)
Food and beverage	—	—	(16,936)	—	83	(16,853)
Entertainment, retail and others	—	—	(4,283)	—	279	(4,004)
General and administrative	(21,089)	—	(122,884)	(22,584)	35,571	(130,986)
Pre-opening costs	—	—	(91,994)	(530)	642	(91,882)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(18,395)	—	—	(18,395)
Depreciation and amortization	—	—	(139,875)	(1,989)	—	(141,864)
Property charges and others	—	—	(4,185)	(2,855)	—	(7,040)

Total operating costs and expenses	(21,089)	—	(1,593,078)	(27,958)	37,205	(1,604,920)

OPERATING LOSS	(21,089)	—	(259,326)	(27,957)	36,325	(272,047)

NON-OPERATING (EXPENSES) INCOME
Interest (expenses) income, net	(119)	—	(31,208)	1	—	(31,326)
Other finance costs	—	—	(8,227)	—	—	(8,227)
Foreign exchange (loss) gain, net	(115)	—	711	(98)	(7)	491
Other income, net	15,127	—	303	23,404	(36,318)	2,516
Share of results of subsidiaries	(301,368)	(296,065)	(216)	—	597,649	—

Total non-operating (expenses) income	(286,475)	(296,065)	(38,637)	23,307	561,324	(36,546)

LOSS BEFORE INCOME TAX	(307,564)	(296,065)	(297,963)	(4,650)	597,649	(308,593)
INCOME TAX (EXPENSES) CREDIT	(897)	—	1,536	(507)	—	132

NET LOSS	$(308,461)	$(296,065)	$(296,427)	$(5,157)	$597,649	$(308,461)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(11,098)	$166	$741,867	$13,725	$—	$744,660

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(330,680)	—	—	—	330,680	—
Repayment of advance to a subsidiary	11,126	—	—	—	(11,126)	—
Amounts due from subsidiaries	(1,825)	—	—	—	1,825	—
Advance to ultimate holding company	—	—	—	(56,140)	56,140	—
Advance to a subsidiary	—	—	(56,140)	—	56,140	—
Acquisition of subsidiaries	—	—	—	(290,058)	—	(290,058)
Changes in restricted cash	(353,278)	—	167,286	—	—	(185,992)
Acquisition of property and equipment	—	—	(73,791)	(16,477)	—	(90,268)
Payment for land use right	—	—	(15,271)	—	—	(15,271)
Deposits for acquisition of property and equipment	—	—	(3,962)	—	—	(3,962)
Payment for entertainment production costs	—	—	(70)	—	—	(70)
Proceeds from sale of property and equipment	—	—	233	—	—	233

Net cash (used in) provided by investing activities	(674,657)	—	18,285	(362,675)	433,659	(585,388)

CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	—	—	—	330,680	(330,680)	—
Repayment of advance from ultimate holding company	—	—	(11,126)	—	11,126	—
Amount due to ultimate holding company	—	—	386	1,439	(1,825)	—
Advance from immediate holding company .	—	—	—	56,140	(56,140)	—
Advance from a subsidiary	56,140	—	—	—	(56,140)	—
Principal payments on long-term debt	—	—	(117,076)	—	—	(117,076)
Payment of deferred financing costs	(6,899)	(166)	(29,070)	—	—	(36,135)
Proceeds from long-term debt	706,556	—	—	—	—	706,556
Proceeds from exercise of share options	4,565	—	—	—	—	4,565

Net cash provided by (used in) financing activities	760,362	(166)	(156,886)	388,259	(433,659)	557,910

EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	—	—	—	(1,081)	—	(1,081)

NET INCREASE IN CASH AND CASH EQUIVALENTS	74,607	—	603,266	38,228	—	716,101
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,198	—	410,767	27,958	—	441,923

CASH AND CASH EQUIVALENTS AT END OF YEAR	$77,805	$—	$1,014,033	$66,186	$—	$1,158,024

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$7,623	$(238)	$383,056	$11,514	$—	$401,955

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(25,777)	(577,441)	—	—	603,218	—
Amounts due from subsidiaries	(13,006)	—	—	—	13,006	—
Acquisition of property and equipment	—	—	(196,624)	(761)	—	(197,385)
Deposits for acquisition of property and equipment	—	—	(5,224)	—	—	(5,224)
Payment for entertainment production costs	—	—	(27,116)	—	—	(27,116)
Changes in restricted cash	—	—	65,799	3,338	—	69,137
Payment for land use right	—	—	(29,802)	—	—	(29,802)
Proceeds from sale of property and equipment	—	—	80	—	—	80

Net cash (used in) provided by investing activities	(38,783)	(577,441)	(192,887)	2,577	616,224	(190,310)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	—	(14,346)	(8,598)	—	—	(22,944)
Advance from ultimate holding company	—	—	25,777	—	(25,777)	—
Amount due to ultimate holding company	—	(1)	323	12,684	(13,006)	—
Advance from intermediate holding company	—	—	577,441	—	(577,441)	—
Proceeds from long-term debt	—	592,026	—	—	—	592,026
Principal payments on long-term debt	—	—	(551,402)	—	—	(551,402)

Net cash provided by financing activities	—	577,679	43,541	12,684	(616,224)	17,680

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(31,160)	—	233,710	26,775	—	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	34,358	—	177,057	1,183	—	212,598

CASH AND CASH EQUIVALENTS AT END OF YEAR	$3,198	$—	$410,767	$27,958	$—	$441,923

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the year ended December 31, 2009

	Parent	Issuer	Guarantor Subsidiaries (1)	Non- guarantor Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	$(11,476)	$—	$(100,062)	$(719)	$—	$(112,257)

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(1,023,370)	—	—	—	1,023,370	—
Amounts due from subsidiaries	522,661	—	—	—	(522,661)	—
Acquisition of property and equipment	—	—	(934,961)	(2,113)	—	(937,074)
Deposits for acquisition of property and equipment	—	—	(2,712)	—	—	(2,712)
Prepayment of entertainment production costs	—	—	(21,735)	—	—	(21,735)
Changes in restricted cash	—	—	(165,108)	(3,034)	—	(168,142)
Payment for land use right	—	—	(30,559)	—	—	(30,559)
Refund of deposit for acquisition of land interest	—	—	—	12,853	—	12,853
Proceeds from sale of property and equipment	—	—	3,729	1	—	3,730

Net cash (used in) provided by investing activities	(500,709)	—	(1,151,346)	7,707	500,709	(1,143,639)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	—	—	(870)	—	—	(870)
Advance from ultimate holding company	—	—	1,012,114	11,256	(1,023,370)	—
Amount due to ultimate holding company	—	—	(499,309)	(23,352)	522,661	—
Proceeds from issue of share capital	383,529	—	—	—	—	383,529
Proceeds from long-term debt	—	—	270,691	—	—	270,691

Net cash provided by (used in) financing activities	383,529	—	782,626	(12,096)	(500,709)	653,350

NET DECREASE IN CASH AND CASH EQUIVALENTS	(128,656)	—	(468,782)	(5,108)	—	(602,546)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	163,014	—	645,839	6,291	—	815,144

CASH AND CASH EQUIVALENTS AT END OF YEAR	$34,358	$—	$177,057	$1,183	$—	$212,598

Note

(1)	The guarantor subsidiaries column includes financial information of Melco Crown Gaming which is not 100% owned by the Parent

ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2011	2010
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$77,805	$3,198
Amounts due from affiliated companies	1,551	1,351
Amounts due from subsidiaries	49,889	77,682
Income tax receivable	—	198
Prepaid expenses and other current assets	5,966	4,722

Total current assets	135,211	87,151

INVESTMENTS IN SUBSIDIARIES	3,415,113	2,734,880
LONG-TERM PREPAYMENT	135	641
RESTRICTED CASH	364,807	—
DEFERRED FINANCING COST	5,159	—

TOTAL	$3,920,425	$2,822,672

LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES
Accrued expenses and other current liabilities	$8,317	$1,890
Income tax payable	67	—
Amounts due to affiliated companies	52	137
Amounts due to subsidiaries	181,609	181,771
Amounts due to shareholders	—	36

Total current liabilities	190,045	183,834

LONG-TERM DEBT	718,085	—
ADVANCE FROM A SUBSIDIARY	56,140	—
LOANS FROM SHAREHOLDERS	—	115,647

SHAREHOLDERS' EQUITY

Ordinary shares at US$0.01 par value per share (Authorized – 7,300,000,000 and 2,500,000,000 shares as of December 31, 2011 and 2010 and issued – 1,653,101,002 and 1,605,658,111 shares as of December 31, 2011 and 2010, respectively)	16,531	16,056
Treasury shares, at US$0.01 par value per share (10,552,328 and 8,409,186 shares as of December 31, 2011 and 2010, respectively)	(106)	(84)
Additional paid-in capital	3,223,274	3,095,730
Accumulated other comprehensive losses	(1,034)	(11,345)
Accumulated losses	(282,510)	(577,166)

Total shareholders' equity	2,956,155	2,523,191

TOTAL	$3,920,425	$2,822,672

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Year Ended December 31,
	2011	2010	2009
REVENUE	$—	$—	$—

OPERATING EXPENSES
General and administrative	(19,474)	(14,985)	(21,089)
Property charges and others	(1,000)	—	—

Total operating expenses	(20,474)	(14,985)	(21,089)

OPERATING LOSS	(20,474)	(14,985)	(21,089)

NON-OPERATING INCOME (EXPENSES)
Interest income	3,683	6	96
Interest expenses, net of capitalized interest	(12,060)	(242)	(215)
Amortization of deferred financing cost	(2,260)	—	—
Foreign exchange loss, net	(293)	(41)	(115)
Other income, net	14,812	11,257	15,127
Listing expenses	(8,950)	—	—
Share of results of subsidiaries	320,809	(6,129)	(301,368)

Total non-operating income (expenses)	315,741	4,851	(286,475)

INCOME (LOSS) BEFORE INCOME TAX	295,267	(10,134)	(307,564)
INCOME TAX EXPENSE	(611)	(391)	(897)

NET INCOME (LOSS)	$294,656	$(10,525)	$(308,461)

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF SHAREHOLDERS’ EQUITY AND COMPREHENSIVE INCOME (LOSS)

(In thousands of U.S. dollars, except share and per share data)

	Ordinary Shares		Treasury Shares		Additional Paid-in Capital	Accumulated Other Comprehensive Losses	Accumulated Losses	Total Shareholders' Equity	Comprehensive (Loss) Income
	Shares	Amount	Shares	Amount
BALANCE AT JANUARY 1, 2009	1,321,550,399	$13,216	(385,180)	$(4)	$2,689,257	$(35,685)	$(258,180)	$2,408,604
Net loss for the year	—	—	—	—	—	—	(308,461)	(308,461)	$(308,461)
Foreign currency translation adjustment	—	—	—	—	—	(11)	—	(11)	(11)
Change in fair value of interest rate swap agreements	—	—	—	—	—	6,662	—	6,662	6,662
Share-based compensation	—	—	—	—	11,807	—	—	11,807
Shares issued, net of offering expenses	263,155,335	2,631	—	—	380,898	—	—	383,529
Shares issued upon restricted shares vested	8,297,110	83	—	—	6,831	—	—	6,914
Shares issued for future vesting of restricted shares	2,614,706	26	(2,614,706)	(26)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	2,528,319	25	(25)	—	—	—

BALANCE AT DECEMBER 31, 2009	1,595,617,550	15,956	(471,567)	(5)	3,088,768	(29,034)	(566,641)	2,509,044	$(301,810)

Net loss for the year	—	—	—	—	—	—	(10,525)	(10,525)	$(10,525)
Foreign currency translation adjustment	—	—	—	—	—	32	—	32	32
Change in fair value of interest rate swap agreements	—	—	—	—	—	17,657	—	17,657	17,657
Share-based compensation	—	—	—	—	6,045	—	—	6,045
Shares issued upon restricted shares vested	1,254,920	12	—	—	(12)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	8,785,641	88	(8,785,641)	(88)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	43,737	1	(1)	—	—	—
Exercise of share options	—	—	804,285	8	930	—	—	938

BALANCE AT DECEMBER 31, 2010	1,605,658,111	16,056	(8,409,186)	(84)	3,095,730	(11,345)	(577,166)	2,523,191	$7,164

Net income for the year	—	—	—	—	—	—	294,656	294,656	$294,656
Foreign currency translation adjustment	—	—	—	—	—	(149)	—	(149)	(149)
Change in fair value of interest rate swap agreements	—	—	—	—	—	6,111	—	6,111	6,111
Change in fair value of forward exchange rate contracts	—	—	—	—	—	39	—	39	39
Reclassification to earnings upon discontinuance of hedge accounting	—	—	—	—	—	4,310	—	4,310	4,310
Share-based compensation	—	—	—	—	8,624	—	—	8,624
Shares issued upon restricted shares vested	310,575	3	—	—	(3)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	6,920,386	69	(6,920,386)	(69)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	941,648	9	(9)	—	—	—
Exercise of share options	—	—	3,835,596	38	3,912	—	—	3,950
Issuance of shares for conversion of shareholders' loans	40,211,930	403	—	—	115,020	—	—	115,423

BALANCE AT DECEMBER 31, 2011	1,653,101,002	$16,531	(10,552,328)	$(106)	$ 3,223,274	$(1,034)	$(282,510)	$2,956,155	$304,967

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2011	2010	2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$294,656	$(10,525)	$(308,461)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share-based compensation	8,624	6,043	11,385
Amortization of deferred financing cost	2,260	—	—
Share of results of subsidiaries	(320,809)	6,129	301,368
Changes in operating assets and liabilities:
Amounts due from affiliated companies	(200)	(1,351)	—
Income tax receivable	265	—	—
Prepaid expenses and other current assets	(1,819)	8,821	(11,885)
Long-term prepayment	506	537	537
Accrued expenses and other current liabilities	5,907	(1,412)	(1,605)
Income tax payable	—	(585)	(909)
Amounts due to shareholders	(261)	14	(1,973)
Amounts due to affiliated companies	(85)	(1,483)	67
Amounts due to subsidiaries	(142)	1,435	—

Net cash (used in) provided by operating activities	(11,098)	7,623	(11,476)

CASH FLOWS FROM INVESTING ACTIVITIES
Change in restricted cash	(353,278)	—	—
Advances to subsidiaries	(330,680)	(25,777)	(1,023,370)
Repayment of advance to a subsidiary	11,126	—	—
Amounts due from subsidiaries	(1,825)	(13,006)	522,661

Net cash used in investing activities	(674,657)	(38,783)	(500,709)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing cost	(6,899)	—	—
Proceeds from long-term debt	706,556	—	—
Advance from a subsidiary	56,140	—	—
Proceeds from exercise of share options	4,565	—	—
Proceeds from issue of share capital	—	—	383,529

Net cash provided by financing activities	760,362	—	383,529

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	74,607	(31,160)	(128,656)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,198	34,358	163,014

CASH AND CASH EQUIVALENTS AT END OF YEAR	$77,805	$3,198	$34,358

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS SCHEDULE 1

(In thousands of U.S. dollars, except share and per share data)

1.	Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2011 and 2010, approximately $1,896,000 and $1,553,000, respectively of the restricted net assets were not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2011, 2010 and 2009.

2.	Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.

3.	Long-term debt

The Company issued the RMB Bonds and obtained the Deposit-Linked Loan during the year ended December 31, 2011 as disclosed in Note 11 to the Group’s consolidated financial statements.

Scheduled maturities of the long-term debt of the Company as of December 31, 2011 are as follows:

Year ending December 31,
2012	$—
2013	718,085

$718,085